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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-10395


                   	  Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Global Diversified Equity Fund
         Schedule of Investments  07/31/10


Shares                                                               Value

         PREFERRED STOCK - 0.5 %
         Automobiles & Components - 0.5 %
         Automobile Manufacturers - 0.5 %
  96     Volkswagen AG                                             $10,198
         Total Automobiles & Components                            $10,198
         TOTAL PREFERRED STOCK
         (Cost  $13,451)                                           $10,198
         COMMON STOCKS - 95.7 %
         Energy - 11.2 %
         Coal & Consumable Fuels - 1.2 %
10,000   China Coal Energy Co.                                     $13,870
6,000    Yanzhou Coal Mining, Ltd.*                                 12,933
                                                                   $26,803
         Integrated Oil & Gas - 5.8 %
1,245    BP Plc                                                    $ 7,975
18,000   China Petroleum & Chemical, Ltd.                           14,491
 754     Eni S.p.A                                                  15,426
 926     Marathon Oil Corp.                                         30,975
 226     OMV AG *                                                    7,579
 839     Repsol SA                                                  19,832
 732     Royal Dutch Shell Plc                                      20,189
 343     Total SA                                                   17,290
                                                                   $133,757
         Oil & Gas Drilling - 0.6 %
  96     Diamond Offshore Drilling, Inc.                           $ 5,711
 300     Fred Olsen Energy Asa                                       8,915
                                                                   $14,626
         Oil & Gas Equipment & Services - 0.8 %
 479     Aker Asa                                                  $ 9,261
 160     Fugro NV CVA                                                8,479
                                                                   $17,740
         Oil & Gas Refining & Marketing - 1.0 %
 451     Neste Oil Oyj                                             $ 6,694
1,031    Valero Energy Corp.                                        17,517
                                                                   $24,211
         Oil & Gas Storage & Transportation - 1.8 %
3,322    EL PASO Corp.                                             $40,927
         Total Energy                                              $258,064
         Materials - 7.0 %
         Commodity Chemicals - 0.0 %
  15     Orica, Ltd.                                               $  342
         Construction Materials - 0.3 %
 100     Holcim, Ltd.                                              $ 6,693
         Diversified Chemical - 1.9 %
 197     Akzo Nobel NV                                             $11,626
 361     PPG Industries, Inc.                                       25,079
  61     Solvay SA                                                   5,980
                                                                   $42,685
         Paper Packaging - 0.6 %
 139     Mayr-Melnhof Karton AG                                    $14,294
         Paper Products - 1.3 %
1,276    International Paper Co.                                   $30,879
         Specialty Chemicals - 1.2 %
  15     DuluxGroup, Ltd. *                                        $  34
 576     Koninklijke DSM NV                                         27,383
                                                                   $27,417
         Steel - 1.7 %
  61     Salzgitter AG                                             $ 4,087
 622     Voestalpine AG                                             19,936
23,000   Xingda International Holdings, Ltd.                        15,497
                                                                   $39,520
         Total Materials                                           $161,830
         Capital Goods - 11.4 %
         Aerospace & Defense - 1.3 %
 434     Finmeccanica S.p.A                                        $ 4,776
 235     General Dynamics Corp.                                     14,394
 161     United Technologies Corp.                                  11,447
                                                                   $30,617
         Building Products - 0.2 %
 281     Wienerberger AG *                                         $ 3,903
         Construction & Engineering - 0.9 %
 872     KBR, Inc.                                                 $19,515
         Construction & Farm Machinery & Heavy Trucks - 1.5 %
2,000    Hino Motors, Ltd. *                                       $ 8,758
 109     Man AG                                                     10,141
2,000    Weichai Power Co., Ltd. *                                  16,572
                                                                   $35,471
         Electrical Component & Equipment - 0.6 %
 114     Schneider Electric SA                                     $13,172
         Industrial Conglomerates - 1.6 %
 348     Philips Electronics NV                                    $10,886
 214     Rheinmetall AG                                             12,846
2,684    Tomkins Plc                                                13,651
                                                                   $37,383
         Industrial Machinery - 4.0 %
1,000    Amada Co., Ltd.                                           $ 6,515
 310     Andritz AG                                                 19,476
 671     Danaher Corp.                                              25,773
1,140    IMI Plc                                                    12,789
 454     Metso Oyj                                                  17,853
  99     Schindler Holding AG                                        8,902
                                                                   $91,308
         Trading Companies & Distributors - 1.3 %
1,200    Itochu Corp. *                                            $ 9,314
2,000    Marubeni Corp. *                                           10,697
 800     Mitsui & Co., Ltd. *                                       10,305
                                                                   $30,316
         Total Capital Goods                                       $261,685
         Commercial Services & Supplies - 0.4 %
         Human Resource & Employment Services - 0.4 %
 194     Randstad Holdings NV *                                    $ 8,745
         Total Commercial Services & Supplies                      $ 8,745
         Transportation - 1.7 %
         Air Freight & Couriers - 0.4 %
 478     Deutsche Post AG *                                        $ 8,312
         Airlines - 0.9 %
 623     Deutsche Lufthansa AG *                                   $10,150
1,000    Singapore Airlines, Ltd.                                   11,490
                                                                   $21,640
         Marine - 0.4 %
2,000    Nippon Yusen Kabushiki Kaisha *                           $ 8,437
         Total Transportation                                      $38,389
         Automobiles & Components - 3.0 %
         Auto Parts & Equipment - 1.9 %
 300     Aisin Seiki Co., Ltd. *                                   $ 8,388
 322     Autoliv, Inc.                                              18,496
 300     Denso Corp. *                                               8,566
 300     Toyota Industries Corp. *                                   8,033
                                                                   $43,483
         Automobile Manufacturers - 1.1 %
 300     Honda Motor Co., Ltd. *                                   $ 9,369
 214     PSA Peugeot *                                               6,341
 300     Toyota Motor Co. *                                         10,550
                                                                   $26,260
         Total Automobiles & Components                            $69,743
         Consumer Durables & Apparel - 2.0 %
         Consumer Electronics - 0.5 %
1,000    Sharp Corp. *                                             $10,909
         Footwear - 0.6 %
4,500    Yue Yuen Industrial Holdings, Ltd.                        $14,589
         Leisure Products - 0.9 %
 514     Hasbro, Inc.                                              $21,665
         Total Consumer Durables & Apparel                         $47,163
         Consumer Services - 0.4 %
         Hotels, Resorts & Cruise Lines - 0.4 %
2,864    Thomas Cook Group Plc                                     $ 8,189
         Total Consumer Services                                   $ 8,189
         Media - 1.2 %
         Cable & Satellite - 0.7 %
 848     Comcast Corp.                                             $16,511
         Movies & Entertainment - 0.5 %
 419     Vivendi SA                                                $10,062
         Total Media                                               $26,573
         Retailing - 0.4 %
         Department Stores - 0.4 %
 418     J.C. Penney Co., Inc.                                     $10,295
         Total Retailing                                           $10,295
         Food & Drug Retailing - 2.3 %
         Drug Retail - 0.5 %
 349     CVS/Caremark Corp.                                        $10,711
         Food Distributors - 1.1 %
 832     Sysco Corp.                                               $25,767
         Food Retail - 0.7 %
 938     SUPERVALU, Inc.                                           $10,581
1,028    Tesco Plc                                                   6,311
                                                                   $16,892
         Total Food & Drug Retailing                               $53,370
         Food Beverage & Tobacco - 8.6 %
         Agricultural Products - 2.5 %
 702     Archer Daniels Midland Co.                                $19,207
 245     Asian Bamboo AG *                                          10,110
14,000   Chaoda Modern Agriculture, Ltd. *                          15,027
12,000   China Agri-Industrie Holdings, Ltd.                        13,674
                                                                   $58,018
         Packaged Foods & Meats - 3.1 %
4,000    China Yurun Food Group, Ltd. *                            $13,112
 520     ConAgra, Inc.                                              12,210
11,464   Goodman Fielder, Ltd.                                      13,802
 403     The J.M. Smucker Co.                                       24,756
 247     Unilever NV CVA                                             7,277
                                                                   $71,157
         Soft Drinks - 1.1 %
 374     PepsiCo, Inc.                                             $24,276
         Tobacco - 1.9 %
 598     Altria Group, Inc.                                        $13,252
 219     British American Tobacco Plc *                              7,602
 374     Imperial Tobacco Group Plc                                 10,591
 233     Reynolds American, Inc.                                    13,472
                                                                   $44,917
         Total Food Beverage & Tobacco                             $198,368
         Household & Personal Products - 0.8 %
         Household Products - 0.8 %
 204     Energizer Holdings, Inc. *                                $12,550
 132     Reckitt Benckiser Plc *                                     6,485
                                                                   $19,035
         Total Household & Personal Products                       $19,035
         Health Care Equipment & Services - 3.3 %
         Health Care Distributors - 1.3 %
 477     McKesson Corp.                                            $29,965
         Health Care Equipment - 1.2 %
 297     Baxter International, Inc.                                $13,000
 416     Medtronic, Inc. *                                          15,380
                                                                   $28,380
         Health Care Services - 0.8 %
 312     Fresenius Medical Care AG                                 $17,151
         Total Health Care Equipment & Services                    $75,496
         Pharmaceuticals & Biotechnology - 6.0 %
         Biotechnology - 0.4 %
 186     Amgen, Inc. *                                             $10,143
         Life Sciences Tools & Services - 0.7 %
 364     Thermo Fisher Scientific, Inc. *                          $16,329
         Pharmaceuticals - 4.9 %
 327     Abbott Laboratories, Inc.                                 $16,049
 300     Astellas Pharma, Inc. *                                    10,153
 321     Eli Lilly & Co.                                            11,428
 305     Johnson & Johnson                                          17,717
 316     Novartis International AG                                  15,390
 887     Pfizer, Inc.                                               13,305
  83     Roche Holdings AG                                          10,811
 306     Sanofi-Aventis SA                                          17,805
                                                                   $112,658
         Total Pharmaceuticals & Biotechnology                     $139,130
         Banks - 7.4 %
         Diversified Banks - 6.0 %
1,244    Banco Popular Espanol SA                                  $ 8,280
1,291    Banco Santander Central Hispano SA                         16,517
  76     Barclays Plc                                                 397
 242     BNP Paribas SA                                             16,583
6,000    Boc Hong Kong Holdings, Ltd.                               15,354
1,195    Dnb Nor Asa                                                15,074
2,028    HSBC Holding Plc                                           20,694
5,125    Industrial & Commercial Bank Of China, Ltd.                15,233
 270     National Bank of Canada                                    15,483
 268     Societe Generale                                           15,402
                                                                   $139,017
         Regional Banks - 1.4 %
4,198    Regions Financial Corp.                                   $30,771
         Total Banks                                               $169,788
         Diversified Financials - 5.1 %
         Asset Management & Custody Banks - 0.9 %
 811     The Bank of New York Mellon Corp.                         $20,332
         Diversified Capital Markets - 1.3 %
 333     Credit Suisse Group AG                                    $15,185
 212     Deutsche Bank AG                                           14,827
                                                                   $30,012
         Diversified Finance Services - 1.5 %
5,421    Citigroup, Inc. *                                         $22,221
 332     J.P. Morgan Chase & Co.                                    13,373
                                                                   $35,594
         Investment Banking & Brokerage - 1.4 %
 145     Goldman Sachs Group, Inc.                                 $21,869
1,607    ICAP Plc                                                   10,112
                                                                   $31,981
         Total Diversified Financials                              $117,919
         Insurance - 4.9 %
         Life & Health Insurance - 2.1 %
 947     AEGON NV *                                                $ 5,705
 233     Aflac, Inc.                                                11,461
 394     Lincoln National Corp.                                     10,260
 196     Prudential Financial, Inc.                                 11,229
 435     Unum Group, Inc.                                            9,927
                                                                   $48,582
         Multi-Line Insurance - 0.9 %
  62     Allianz AG                                                $ 7,209
 319     AXA SA                                                      5,866
  34     Zurich Financial Services AG                                7,949
                                                                   $21,024
         Property & Casualty Insurance - 1.2 %
 315     Allstate Corp.                                            $ 8,896
 408     Assured Guaranty, Ltd.                                      6,406
 841     QBE Insurance Group, Ltd.                                  12,710
                                                                   $28,012
         Reinsurance - 0.7 %
  50     Muenchener Rueckversicherungs Gesellschaft AG *           $ 6,940
 162     Swiss Reinsurance, Ltd.                                     7,472
                                                                   $14,412
         Total Insurance                                           $112,030
         Real Estate - 1.3 %
         Diversified Real Estate Activities - 0.5 %
2,044    Henderson Land Development Co., Ltd.                      $12,660
         Real Estate Development - 0.7 %
19,000   Allgreen Properties, Ltd.                                 $16,446
         Total Real Estate                                         $29,106
         Software & Services - 2.1 %
         Application Software - 0.5 %
 623     Nuance Communications, Inc. *                             $10,286
         Data Processing & Outsourced Services - 1.1 %
 580     Computer Sciences Corp. *                                 $26,291
         Internet Software & Services - 0.5 %
  22     Google, Inc. *                                            $10,667
         Total Software & Services                                 $47,244
         Technology Hardware & Equipment - 4.9 %
         Communications Equipment - 1.3 %
4,123    Motorola, Inc. *                                          $30,881
         Computer Hardware - 0.7 %
1,000    Fujitsu, Ltd. *                                           $ 7,071
3,000    NEC Corp. *                                                 8,056
                                                                   $15,127
         Computer Storage & Peripherals - 0.4 %
 800     Seiko Epson Corp. *                                       $10,458
         Electronic Components - 1.5 %
 380     LG Display Co., Ltd. *                                    $11,676
 400     OMRON Corp.                                                 9,601
1,000    Taiyo Yuden Co, Ltd. *                                     12,729
                                                                   $34,006
         Office Electronics - 1.0 %
 200     Canon, Inc. *                                             $ 8,659
1,000    RICOH Co. *                                                13,727
                                                                   $22,386
         Total Technology Hardware & Equipment                     $112,858
         Semiconductors - 2.8 %
         Semiconductors - 2.8 %
 651     Marvell Technology Group, Ltd. *                          $ 9,713
1,962    Micron Technology, Inc. *                                  14,283
2,072    ON Semiconductor Corp. *                                   13,986
  20     Samsung Electronics Co., Ltd. *                            13,731
1,476    STmicroelectronics NV                                      12,164
                                                                   $63,877
         Total Semiconductors                                      $63,877
         Telecommunication Services - 4.0 %
         Integrated Telecommunication Services - 3.0 %
 732     Deutsche Telekom AG                                       $ 9,850
 180     Frontier Communications Corp.                               1,375
 200     Nippon Telegraph & Telephone Corp. *                        8,331
2,401    Qwest Communications International, Inc.                   13,590
3,569    Telecom Italia S.p.A.                                       3,720
 459     Telefonica SA                                              10,439
 754     Verizon Communications, Inc.                               21,911
                                                                   $69,216
         Wireless Telecommunication Services - 1.0 %
  56     SK Telecom *                                              $ 7,877
6,859    Vodafone Group Plc                                         16,067
                                                                   $23,944
         Total Telecommunication Services                          $93,160
         Utilities - 3.6 %
         Electric Utilities - 1.5 %
 228     E.On AG                                                   $ 6,831
2,028    Enel S.p.A                                                  9,975
1,107    Iberdrola SA                                                7,826
 570     Public Power Corp.                                          9,090
                                                                   $33,722
         Gas Utilities - 0.3 %
 243     Atmos Energy Corp.                                        $ 7,047
         Independent Power Producer & Energy Traders - 0.9 %
1,708    International Power Plc                                   $ 9,598
 546     NRG Energy, Inc. *                                         12,383
                                                                   $21,981
         Multi-Utilities - 0.9 %
 924     Xcel Energy, Inc.                                         $20,319
         Total Utilities                                           $83,069
         TOTAL COMMON STOCK
         (Cost  $2,297,907)                                        $2,205,126
         Rights/Warrants - 0.0 %
         Real Estate - 0.0 %
         Diversified Real Estate Activities - 0.0 %
 600     Henderson Land Development Co., Ltd., Exp. 6/2/11 *       $  93
         Total Real Estate                                         $  93
         TOTAL RIGHTS/WARRANTS
         (Cost  $0.0)                                              $  93
         PURCHASED OPTIONS - 0.3 %
         Put Options - 0.3 %
  5      DJ Euro Stoxx, expiring September 2010 at $2,600          $ 3,544
  1      NIKKEI, expiring September 2010 at $9,500                   3,286
                                                                   $ 6,830
         TOTAL PURCHASED OPTIONS
         (Cost  $18,273)                                           $ 6,830
         TOTAL INVESTMENT IN SECURITIES - 96.5%
         (Cost  $2,127,532) (a)                                    $2,222,247
         WRITTEN OPTIONS - (0.1) %
         Put Options - (0.1)%
  5      DJ Euro Stoxx, expiring September 2010 at $2,350          $-1,181
  1      NIKKEI, expiring September 2010 at $8,500                   -723
                                                                   $-1,904
         TOTAL WRITTEN OPTIONS
         (Cost  $(10,577))                                         $-1,904
         OTHER ASSETS AND LIABILITIES - 3.6%                       $83,126
         TOTAL NET ASSETS - 100.0%                                 $2,303,469

  *      Non-income producing security.

(A.D.R.) American Depositary Receipt.

 (a) At July 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $2,127,579 was as fo

         Aggregate gross unrealized gain for all investments in whic344,118

         Aggregate gross unrealized loss for all investments in whic-249,450

         Net unrealized loss                                        94,668

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:

                                Level 1     Level 2     Level 3    Total
Common Stocks                  $974,244   $1,230,882      $0   $2,205,126
Preferred Stocks                   0         10,198        0       10,198
Rights/ Warrants                   93         0	           0           93
Purchased Options                 6,830       0            0        6,830
Written Options                  (1,904)      0            0       (1,904)
Total                          $979,263   $1,241,080      $0    $2,220,343

Other Financial Instruments          $0     $(265)        $0       $(265)
*Other financial instruments include foreign exchange contracts

Pioneer Global Aggregate Bond Fund
                   Schedule of Investments 7/31/2010 (unaudited)
    PrincipalFloating
    Amount ($Rate (b)                                                  Value
                   CONVERTIBLE CORPORATE BONDS - 0.3 %
                   Energy - 0.1 %
                   Coal & Consumable Fuels - 0.1 %
     20,000        Massey Energy Co., 3.25%, 8/1/15                 $ 17,150
                   Total Energy                                     $ 17,150
                   Banks - 0.2 %
                   Regional Banks - 0.2 %
     20,000        National City Corp., 4.0%, 2/1/11                $ 20,225
                   Total Banks                                      $ 20,225
                   TOTAL CONVERTIBLE CORPORATE BONDS                $ 37,375
                   (Cost  $32,610)
     Shares
                   PREFERRED STOCK - 0.2 %
                   Diversified Financials - 0.2 %
                   Diversified Financial Services - 0.2 %
       25          Bank of America Corp., 7.25%, 12/31/49           $ 23,000
                   Total Diversified Financials                     $ 23,000
                   TOTAL PREFERRED STOCK                            $ 23,000
                   (Cost  $20,367)
    Principal
    Amount ($)
                   ASSET BACKED SECURITIES - 2.9 %
                   Materials - 0.3 %
                   Steel - 0.3 %
     40,756   0.80 Nomura Home Equity Loan, Inc., Floating Rate Note$ 39,112
                   Total Materials                                  $ 39,112
                   Banks - 1.8 %
                   Diversified Banks - 0.2 %
     26,579   0.42 Wells Fargo Home Equity, Floating Rate Note, 4/25$ 25,501
                   Thrifts & Mortgage Finance - 1.6 %
     11,002        Citigroup Mortgage Loan Trust, 0.34606%, 1/25/37 $ 10,484
      4,644   0.43 Citigroup Mortgage Loan Trust, Floating Rate Note  4,589
     25,000   0.74 Countrywide Asset Backed Certificates, Floating R  21,867
     26,600   0.70 Countrywide Asset-Backed Certificates, Floating R  23,391
     26,494   5.07 Countrywide Asset-Backed Certificates, Floating R  25,991
     27,630   5.56 CRMSI 2006-2 A3, Floating Rate Note,  9/25/36      27,711
     21,679   0.61 First Franklin Mortgage Loan Asset-Backed Certifi  21,041
      1,384   0.59 GSAMP Trust, Floating Rate Note, 11/25/35          1,370
      9,882   0.76 GSAMP Trust, Floating Rate Note, 3/25/35           9,371
     13,657   0.71 GSAMP Trust, Floating Rate Note, 9/25/35           13,177
      6,188   0.37 Morgan Stanley ABS Capital, Inc., Floating Rate N  6,123
      5,500   0.39 Morgan Stanley ABS Capital, Inc., Floating Rate N  5,107
       830         Morgan Stanley IXIS Real Estate, 1.445%, 11/25/36   827
     20,000   0.67 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35      15,896
     12,770   0.58 SASC 2007-BC4 A3, Floating Rate Note, 11/25/37     12,025
                                                                    $198,970
                   Total Banks                                      $224,471
                   Diversified Financials - 0.8 %
                   Diversified Financial Services - 0.5 %
     19,317        DT Auto Owner Trust, 5.92%, 10/15/15             $ 19,388
     50,000   0.82 Long Beach Mortgage Loan Trust, Floating Rate Not  44,132
                                                                    $ 63,520
                   Specialized Finance - 0.3 %
     29,873        Irwin Home Equity Corp., Floating Rate Note, 6/25$ 28,603
      9,559        New Century Home Equity Loan, Floating Rate Note,  9,182
                                                                    $ 37,785
                   Total Diversified Financials                     $101,305
                   TOTAL ASSET BACKED SECURITIES                    $364,888
                   (Cost  $359,306)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9 %
                   Materials - 0.4 %
                   Forest Products - 0.4 %
     50,000        TSTAR 2006-1A A, 5.668%, 10/15/36                $ 55,019
                   Total Materials                                  $ 55,019
                   Banks - 7.8 %
                   Thrifts & Mortgage Finance - 7.8 %
     33,686        Banc of America Alternative Loan Trust, 5.0%, 7/2$ 34,418
     20,103        Banc of America Alternative Loan Trust, 5.5%, 9/2  21,151
     32,955        Banc of America Funding Corp., 5.5%, 1/25/36       32,918
     45,754        Bear Stearns Adjustable Rate Mortgage, 4.754%, 10  46,861
     24,817        Citigroup Commercial Mortgage, 4.639%, 5/15/43     25,434
      9,889        Citigroup Commercial Mortgage, 5.273%, 10/15/49    10,044
     10,525        Countrywide Alternative Loan Trust, 5.0%, 7/25/18  10,790
     32,475        Countrywide Alternative Loan Trust, 5.0%, 8/25/19  33,066
     15,812        Countrywide Alternative Loan Trust, 5.5%, 1/25/35  15,862
     19,801        Countrywide Alternative Loan Trust, 5.5%, 4/25/34  19,879
      9,385        CWHL 2004-5 1A1, 5.0%, 6/25/34                     9,409
       805         DLJ Commercial Mortgage Corp., 7.18%, 11/10/33      805
     20,874        GS Mortgage Securities Corp. II, 7.12%, 11/18/29   22,299
     27,703        JP Morgan Mortgage Trust, 6.0%, 8/25/34            25,593
     15,000        JPMCC 2002-C3 B, 5.146%, 7/12/35                   15,544
     40,610        JPMCC 2004-CB8 A1A, 4.158%, 1/12/39                41,394
     33,482        Master Alternative Loans Trust, 4.5%, 1/25/15      32,854
     18,021        Master Alternative Loans Trust, 5.5%, 10/25/19     18,316
     29,738        Master Alternative Loans Trust, 5.5%, 2/25/35      29,402
     37,071        Master Alternative Loans Trust, 6.0%, 7/25/34      36,395
     23,281   6.73 Master Seasoned Securities Trust, Floating Rate N  23,762
      8,462        Merrill Lynch Mortgage Trust, 4.556%, 6/12/43      8,719
     15,166   0.56 MLCC Mortgage Investors, Inc., Floating Rate Note  13,890
     13,625        RAAC Series, 6.0%, 1/25/32                         13,839
    7,240,750      Wachovia Bank Commercial Mortgage Trust, 0.015222  10,679
     97,398        Wachovia Bank Commercial Mortgage, 4.368%, 8/15/4 100,347
     50,000        Wachovia Bank Commercial Mortgage, 4.957%, 8/15/3  50,506
     48,357        Wachovia Bank Commercial Mortgage, 5.416%, 1/15/4  48,978
     25,000        WaMu 2003-S1 A5, 5.5%, 4/25/33                     25,945
      8,728        WaMu Mortgage Pass Trust, 4.82069%, 9/25/35        8,623
     19,745   0.56 WaMu Mortgage Pass-Through Certificates, Floating  15,713
     47,851        Wells Fargo Mortgage Backed Securities, 5.0%, 11/  50,196
     18,145        Wells Fargo Mortgage Backed Securities, 5.0%, 3/2  17,803
     22,995        Wells Fargo Mortgage Backed Securities, 5.25%, 8/  23,811
     20,778        Wells Fargo Mortgage Backed Securities, 5.5%, 10/  20,229
     28,832   3.06 Wells Fargo Mortgage Backed Securities, Floating   28,683
     16,329   4.56 WFMBS 2003-N-1A1, Floating Rate Note, 12/25/33     16,606
                                                                    $960,763
                   Total Banks                                      $960,763
                   Diversified Financials - 3.0 %
                   Consumer Finance - 0.1 %
     17,840        GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33   $ 18,799
                   Diversified Financial Services - 2.4 %
      8,857        Banc of America Mortgage Securities, 5.75%, 1/25/$ 8,949
     15,855   5.13 Banc of America Mortgage Securities, Floating Rat  16,008
     33,000        Banc of America Mortgage Securities, Inc., 5.0%,   33,067
     19,527        Citicorp Mortgage Securities, Inc., 5.5%, 3/25/35  19,731
     11,787        CMSI 2006-1 3A1, 5.0%, 2/25/36                     11,227
     28,454        RALI 2005-QA10 A41, 5.7412%, 9/25/35               19,653
     20,714        Residential Accredit Loans, Inc., 5.0%, 3/25/19    21,017
     26,731        Residential Accredit Loans, Inc., 5.0%, 8/25/18    27,581
     58,941        Residential Accredit, 5.0%, 5/25/19                61,048
     23,154   0.88 Residential Accredit, Floating Rate Note, 1/25/34  21,694
     58,425   0.88 Residential Accredit, Floating Rate Note, 10/25/1  56,442
                                                                    $296,417
                   Investment Banking & Brokerage - 0.3 %
     18,206        Banc of America Commercial, 4.05%, 11/10/38      $ 18,455
     16,183   5.68 Bear Stearns Commercial Mortgage, Floating Rate N  16,425
                                                                    $ 34,880
                   Specialized Finance - 0.2 %
     22,417        CW Capital Cobalt, Ltd., 5.174%, 8/15/48         $ 23,573
                   Total Diversified Financials                     $373,669
                   Real Estate - 0.8 %
                   Mortgage Real Estate Investment Trusts - 0.8 %
     21,554        Credit Suisse First Boston Mortgage Securities, 3$ 20,908
     45,680        Credit Suisse First Boston, 6.51%, 2/15/34         45,923
     27,667   1.68 Credit Suisse First Boston, Floating Rate Note, 1  26,345
                                                                    $ 93,176
                   Total Real Estate                                $ 93,176
                   Government - 0.8 %
                   Government - 0.7 %
      8,482        Fannie Mae Remics, 0.58125%, 9/25/20             $ 8,481
     50,000        FHR 3211 PB, 5.5%, 2/15/33                         53,174
     748,726  0.71 Government National Mortgage Association, Floatin  33,156
                                                                    $ 94,811
                   Total Government                                 $ 94,811
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS        $1,577,438
                   (Cost  $1,539,777)

                   CORPORATE BONDS - 33.4 %
                   Energy - 2.9 %
                   Integrated Oil & Gas - 0.2 %
     25,000        Marathon Oil Corp., 5.9%, 3/15/18                $ 28,031
                   Oil & Gas Equipment & Services - 0.3 %
     25,000        Weatherford International, Ltd., 9.625%, 3/1/19  $ 31,659
                   Oil & Gas Exploration & Production - 0.1 %
     10,000        Canadian Natural Resources, 5.9%, 2/1/18         $ 11,458
                   Oil & Gas Refining & Marketing - 0.8 %
     40,000        Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)    $ 45,079
     25,000        Spectra Energy Capital, 6.2%, 4/15/18              27,936
     20,000        Valero Energy Corp., 9.375%, 3/15/19               25,405
                                                                    $ 98,420
                   Oil & Gas Storage & Transporation - 1.5 %
     25,000        Buckeye Partners LP, 6.05%, 1/15/18              $ 27,330
     25,000        DCP Midstream, 9.75%, 3/15/19                      32,396
     40,000        Enterprise Products Operating, 7.0%, 6/1/67        36,000
     10,000        Kinder Morgan Energy, 5.95%, 2/15/18               11,183
     30,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)           31,439
     25,000        Plains All America Pipeline, 6.125%, 1/15/17       27,260
     10,000        Questar Pipeline Co., 5.83%, 2/1/18                11,194
     10,000        Spectra Energy Capital LLC, 6.75%, 7/15/18         11,271
                                                                    $188,073
                   Total Energy                                     $357,641
                   Materials - 2.0 %
                   Aluminum - 0.2 %
     25,000        Alcoa, Inc., 6.15%, 8/15/20                      $ 25,335
                   Commodity Chemicals - 0.2 %
     20,000        Nova Chemicals Corp., 8.375%, 11/1/16            $ 20,475
                   Construction Materials - 0.3 %
     30,000        Holcim, Ltd., 6.0%, 12/30/19 (144A)              $ 32,563
                   Fertilizers & Agricultural Chemicals - 0.6 %
     40,000        Agrium, Inc., 6.75%, 1/15/19                     $ 46,703
     25,000        CF Industries Holdings, Inc., 6.875%, 5/1/18       26,250
                                                                    $ 72,953
                   Specialty Chemicals - 0.2 %
     25,000        Cytec Industries, Inc., 8.95%, 7/1/17            $ 30,731
                   Steel - 0.5 %
     30,000        ArcelorMittal, 6.125%, 6/1/18                    $ 32,551
     25,000        Commercial Metals Co., 7.35%, 8/15/18              26,376
                                                                    $ 58,927
                   Total Materials                                  $240,984
                   Capital Goods - 1.8 %
                   Aerospace & Defense - 0.2 %
     30,000        Esterline Technology, 6.625%, 3/1/17             $ 30,150
                   Building Products - 0.5 %
     55,000        Masco Corp., 7.125% 3/15/20                      $ 56,007
                   Construction & Farm Machinery & Heavy Trucks - 0.1 %
     10,000        Cummins, Inc., 6.75%, 2/15/27                    $ 10,638
                   Electrical Component & Equipment - 0.2 %
     25,000        Belden CDT, Inc., 7.0%, 3/15/17                  $ 25,000
                   Industrial Conglomerates - 0.1 %
     10,000        Tyco International Finance SA, 8.5%, 1/15/19     $ 13,067
                   Industrial Machinery - 0.3 %
     15,000        Ingersoll-Rand Global Holding, 9.5%, 4/15/14     $ 18,528
     20,000        Valmont Industries, Inc., 6.625%, 4/20/20          20,655
                                                                    $ 39,183
                   Trading Companies & Distributors - 0.4 %
     40,000        GATX Financial Corp., 6.0%, 2/15/18              $ 42,883
                   Total Capital Goods                              $216,928
                   Commercial Services & Supplies - 0.2 %
                   Office Services & Supplies - 0.2 %
     25,000        Pitney Bowes, Inc., 5.6%, 3/15/18                $ 28,055
                   Total Commercial Services & Supplies             $ 28,055
                   Transportation - 0.7 %
                   Railroads - 0.7 %
     25,000        Burlington Santa Fe Corp., 5.75%, 3/15/18        $ 28,284
     50,000        Union Pacific Corp., 5.7%, 8/15/18                 56,840
                                                                    $ 85,124
                   Total Transportation                             $ 85,124
                   Automobiles & Components - 0.1 %
                   Automobile Manufacturers - 0.1 %
     10,000        Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144$ 10,443
                   Total Automobiles & Components                   $ 10,443
                   Consumer Durables & Apparel - 0.2 %
                   Household Appliances - 0.2 %
     25,000        Whirlpool Corp., 5.5%, 3/1/13                    $ 26,834
                   Total Consumer Durables & Apparel                $ 26,834
                   Consumer Services - 0.9 %
                   Casinos & Gaming - 0.3 %
     25,000        International Game Technology, 7.5%, 6/15/19     $ 29,214
                   Education Services - 0.6 %
     30,000        Leland Stanford Junior University, 4.75%, 5/1/19 $ 33,135
     40,000        President & Fellows of Harvard, 3.7%, 4/1/13       42,468
                                                                    $ 75,603
                   Total Consumer Services                          $104,817
                   Media - 0.6 %
                   Broadcasting - 0.2 %
      5,000        News America, Inc., 5.65%, 8/15/20               $ 5,584
     27,693        Univision Communications, 9.75%, 3/15/15 PIK (144  25,028
                                                                    $ 30,612
                   Cable & Satellite - 0.4 %
     25,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A)   $ 28,372
     10,000        Time Warner Cable, Inc., 8.25%, 4/1/19             12,560
      5,000        Time Warner Cable, Inc., 8.75%, 2/14/19            6,435
                                                                    $ 47,367
                   Total Media                                      $ 77,979
                   Food, Beverage & Tobacco - 1.2 %
                   Agricultural Products - 0.4 %
     50,000        Viterra, Inc., 5.95%, 8/1/20                     $ 49,740
                   Brewers - 0.2 %
     20,000        Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15$ 24,908
                   Packaged Foods & Meats - 0.4 %
     45,000        Kraft Foods, Inc., 6.5%, 2/9/40                  $ 51,823
                   Tobacco - 0.2 %
     25,000        UST, Inc., 5.75%, 3/1/18                         $ 26,333
                   Total Food, Beverage & Tobacco                   $152,804
                   Health Care Equipment & Services - 0.1 %
                   Health Care Facilities - 0.1 %
      5,000        HCA, Inc., 9.125%, 11/15/14                      $ 5,263
     10,000        HCA, Inc., 8.5%, 4/15/19                           11,050
                                                                    $ 16,313
                   Total Health Care Equipment & Services           $ 16,313
                   Pharmaceuticals & Biotechnology - 0.2 %
                   Biotechnology - 0.2 %
     25,000        Biogen Idec, Inc., 6.0%, 3/1/13                  $ 27,373
                   Total Pharmaceuticals & Biotechnology            $ 27,373
                   Banks - 6.1 %
                   Diversified Banks - 4.3 %
     80,000   5.18 BNP Paribas, Floating Rate Note, 10/17/16        $102,695
     80,000   5.16 DnB NOR Bank ASA, Floating Rate Note, 9/28/15     102,259
     100,000  5.22 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/8/1 127,771
     85,000        International Bank Recon & Development, 5.75%, 10  76,983
     40,000        Rabobank Nederland NV, 0.0%, 3/3/15                17,489
     80,000   3.63 Standard Chartered, Floating Rate Note, 2/3/17    103,685
                                                                    $530,882
                   Regional Banks - 1.7 %
     25,000        KeyBank NA, 5.8%, 7/1/14                         $ 27,189
     15,000        Keycorp, 6.5%, 5/14/13                             16,482
     25,000        Mellon Funding Corp., 5.5%, 11/15/18               27,859
     65,000   8.25 PNC Funding Corp., Floating Rate Note, 5/29/49     67,419
     20,000        Wachovia Bank NA, 6.0%, 11/15/17                   22,155
     50,000        Wells Fargo & Co., Floating Rate Note, 12/29/49    51,250
                                                                    $212,354
                   Total Banks                                      $743,236
                   Diversified Financials - 5.3 %
                   Asset Management & Custody Banks - 0.2 %
     25,000        Eaton Vance Corp., 6.5%, 10/2/17                 $ 28,787
                   Consumer Finance - 1.1 %
     30,000        American General Finance, 6.9%, 12/15/17         $ 25,575
     35,000        American Honda Finance, 6.7%, 10/1/13 (144A)       39,972
     40,000        Capital One Capital VI, 8.875%, 5/15/40            42,300
     25,000        Caterpillar Financial, 7.05%, 10/1/18              30,696
                                                                    $138,543
                   Diversified Financial Services - 1.6 %
     35,000        AngloGold Ashanti Holdings, 5.375%, 4/15/20      $ 36,331
     30,000        Crown Castle Towers LLC, 4.883%, 8/15/20           30,000
     65,000        European Investment Bank, 0.0%, 3/2/15             29,213
     15,000        General Electric Capital Corp., 4.0%, 2/15/12      15,464
     25,000        JPMorgan Chase & Co., 6.0%, 1/15/18                28,217
     50,000        JPMorgan Chase & Co., 7.9%, 4/29/49                52,231
                                                                    $191,456
                   Investment Banking & Brokerage - 1.9 %
     110,000  5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/$ 88,220
     25,000        Jefferies Group, Inc., 6.875%, 4/15/21             25,269
     10,000        Macquarie Group, Ltd., 6.0%, 1/14/20               10,509
     50,000        Merrill Lynch & Co., 5.45%, 2/5/13                 53,330
     10,000        Morgan Stanley, 5.5%, 1/26/20                      10,048
     45,000        Morgan Stanley Dean Witter, 6.625%, 4/1/18         48,941
                                                                    $236,317
                   Specialized Finance - 0.4 %
     41,000        Cantor Fitzgerald LP, 7.875%, 10/15/19           $ 42,564
     10,000        National Rural Utilities Corp., 5.45%, 2/1/18      11,270
                                                                    $ 53,834
                   Total Diversified Financials                     $648,937
                   Insurance - 3.9 %
                   Insurance Brokers - 0.2 %
     25,000        Leucadia National, 7.125%, 3/15/17 (144A)        $ 24,875
                   Life & Health Insurance - 1.6 %
     35,000        Delphi Financial Group, Inc., 7.875%, 1/31/20    $ 36,923
     25,000        Lincoln National Corp., 6.05%, 4/20/67             21,158
     15,000        Lincoln National Corp., 8.75%, 7/1/19              18,870
     35,000        MetLife, Inc., 10.75%, 8/1/39                      43,231
     45,000        Protective Life Corp., 7.375%, 10/15/19            49,457
     25,000        Prudential Financial, 5.15%, 1/15/13               26,550
                                                                    $196,189
                   Multi-Line Insurance - 1.2 %
     80,000   6.75 AXA SA, Floating Rate Note, 12/15/20             $104,428
     45,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)         37,396
                                                                    $141,824
                   Property & Casualty Insurance - 0.6 %
     50,000        The Hanover Insurance Group, Inc., 7.5%, 3/1/20  $ 53,310
     25,000        The Hanover Insurance Group, Inc., 8.207%, 2/3/27  22,063
                                                                    $ 75,373
                   Reinsurance - 0.3 %
     40,000        Platinum Underwriters HD, 7.5%, 6/1/17           $ 43,199
                   Total Insurance                                  $481,460
                   Real Estate - 2.6 %
                   Diversified Real Estate Activities - 0.3 %
     35,000        WEA Finance LLC, 7.125%, 4/15/18                 $ 40,165
                   Diversified Real Estate Investment Trusts - 0.6 %
     40,000        Dexus Finance Pty, Ltd., 7.125%, 10/15/14        $ 43,419
     20,000        Digital Realty Trust LP, 4.5%, 7/15/15 (144A)      20,144
     10,000        Digital Realty Trust LP, 5.875%, 2/1/20 (144A)     10,243
                                                                    $ 73,806
                   Office Real Estate Investment Trusts - 0.2 %
     25,000        Mack-Cali Realty LP, 5.125%, 2/15/14             $ 26,357
                   Retail Real Estate Investment Trusts - 0.3 %
     35,000        Developers Diversified Realty, 7.5%, 4/1/17      $ 34,654
                   Specialized Real Estate Investment Trusts - 1.2 %
     10,000        Health Care REIT, Inc., 6.2%, 6/1/16             $ 10,997
     25,000        Healthcare Realty Trust, Inc., 6.5%, 1/17/17       26,426
     25,000        Hospitality Properties Trust, 7.875%, 8/15/14      27,716
     45,000        Senior Housing Properties Trust, 6.75%, 4/15/20    45,900
     35,000        Ventas Realty LP/V, 6.5%, 6/1/16                   35,972
                                                                    $147,011
                   Total Real Estate                                $321,993
                   Software & Services - 0.9 %
                   Data Processing & Outsourced Services - 0.3 %
     40,000        First Data Corp., 9.875%, 9/24/15                $ 32,200
                   Internet Software & Services - 0.6 %
     45,000        GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)    $ 45,483
     25,000        Terremark Worldwide, Inc., 12.0%, 6/15/17          28,500
                                                                    $ 73,983
                   Total Software & Services                        $106,183
                   Semiconductors - 0.2 %
                   Semiconductor Equipment - 0.2 %
     25,000        Klac Instruments Corp., 6.9%, 5/1/18             $ 27,978
                   Total Semiconductors                             $ 27,978
                   Telecommunication Services - 1.7 %
                   Alternative Carriers - 0.1 %
     10,000        Paetec Holdings, 9.5%, 7/15/15                   $ 10,000
                   Integrated Telecommunication Services - 1.3 %
     40,000        Deutsche Telekom AG, 3.75%, 4/22/14              $ 41,246
     20,000        Embarq Corp., 7.082%, 6/1/16                       21,663
     20,000        Qtel International FIN, Ltd., 6.5%, 6/10/14        22,259
     50,000        Telefonica Emisiones SAU, 5.496%, 4/1/16           70,835
                                                                    $156,003
                   Wireless Telecommunication Services - 0.3 %
     35,000        Cricket Communications, Inc., 7.75%, 5/15/16     $ 36,225
                   Total Telecommunication Services                 $202,228
                   Utilities - 1.7 %
                   Electric Utilities - 1.0 %
     10,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/$ 11,689
     10,000        Commonwealth Edison Co., 6.15%, 9/15/17            11,651
     25,000        Commonwealth Edison Co., 6.95%, 7/15/18            29,041
     25,000        New York State Gas and Electric, 6.15%, 12/15/17   26,114
     35,000        Public Service of New Mexico, 7.95%, 5/15/18       37,163
     10,000        West Penn Power Co., 5.95%, 12/15/17               10,798
                                                                    $126,456
                   Independent Power Producer & Energy Traders - 0.7 %
     46,425        Coso Geothermal Power Holdings, 7.0%, 7/15/26 (14$ 44,451
     39,803        Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)   42,647
                                                                    $ 87,098
                   Total Utilities                                  $213,554
                   TOTAL CORPORATE BONDS                            $4,090,864
                   (Cost  $3,813,149)

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8 %
     125,509       Federal Home Loan Mortgage Corp., 6.5%, 1/1/38   $137,748
     196,007       Federal Home Loan Mortgage Corp., 6.5%, 8/1/37    213,191
     278,529       Federal National Mortgage Association, 6.5%, 4/1/ 305,543
     25,000        U.S. Treasury Bonds, 6.25%, 8/15/23                32,586
     56,082        U.S. Treasury Inflation Notes, 1.875%, 7/15/15     60,274
     203,230       U.S. Treasury Inflation Notes, 2.5%, 1/15/29      226,728
     100,000       U.S. Treasury Notes, 1.25%, 11/30/10              100,344
     50,000        U.S. Treasury Notes, 3.0%, 9/30/16                 52,672
     100,000       U.S. Treasury Notes, 3.125%, 5/15/19              103,031
     30,000        U.S. Treasury Notes, 4.25%, 5/15/39                31,388
     60,000        U.S. Treasury Notes, 4.5%, 2/15/36                 65,784
     10,000        U.S. Treasury Notes, 4.5%, 5/15/38                 10,919
     60,000        U.S. Treasury Notes, 4.5%, 8/15/39                 65,363
     75,000        U.S. Treasury Notes, 8.75%, 8/25/17               163,357
                                                                    $1,568,928
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS         $1,568,928
                   (Cost  $1,330,364)

                   FOREIGN GOVERNMENT BONDS - 32.6 %
EURO 50,000        Austria Government Bonds, 4.15%, 3/15/37         $ 68,829
EURO 25,000        Belgium Government Bonds, 5.5%, 3/28/28            39,928
EURO 129,000       Bonos Y Oblig Del Es, 4.4%, 1/31/15               179,075
EURO 100,000       Bundesrepublik Deutschland, 3.25%, 1/4/20         137,341
EURO 150,000       Bundesrepublik Deutschland, 6.5%, 7/4/27          278,678
EURO 110,000       Buoni Poliennali DE, 4.75%, 2/1/13                152,942
CAD  25,000        Canada Housing Trust No. 1, 3.75%, 3/15/20         24,735
CAD  225,000       Canada Housing Trust, 3.55%, 9/15/13              228,366
DKK  100,000       Denmark Government Bonds, 4.0%, 11/15/10           17,687
DKK  170,000       Denmark Government Bonds, 4.0%, 11/15/15           32,715
DKK  50,000        Denmark Government Bonds, 4.5%, 11/15/39           10,669
DKK  75,000        Denmark Government Bonds, 6.0%, 11/15/11           14,007
EURO 150,000       France Government Bonds, 3.0%, 10/25/15           205,363
EURO 25,000        France Government Bonds, 4.0%, 10/25/38            34,838
EURO 117,000       Government of France, 3.75%, 4/25/21              162,384
EURO 50,000        Italy Buoni Polienna, 3.75%, 8/1/16                68,136
EURO 25,000        Italy Buoni Polienna, 6.5%, 11/1/27                39,496
JPY 20,000,000     Japan Government 10-Year, 1.7%, 9/20/16           248,631
JPY 17,000,000     Japan Government 20-Year, 1.5%, 3/20/19           207,285
JPY 2,500,000      Japan Government 30-Year, 2.3%, 12/20/36           31,767
JPY 37,000,000     Japan Government 5-Year, 1.2%, 3/20/12            435,825
EURO 100,000       Netherlands Government, 4.25%, 7/15/13            142,194
EURO 91,000        Netherlands Government, 5.5%, 1/15/28             152,329
NOK  150,000       Norway Government Bonds, 4.25%, 5/19/17            26,959
NOK  275,000       Norway Government Bonds, 5.0%, 5/15/15             50,377
EURO 50,000        Portugal Obrigacoes do Tesouro, 3.85%, 4/15/21     57,649
EURO 50,000        Republic of Austria, 4.35%, 3/15/19                72,408
EURO 110,000       Republic of Austria, 7.0%, 7/15/14                157,423
EURO 100,000       Spain Government Bonds, 4.1%, 7/30/18             132,052
SEK  200,000       Sweden Government Bonds, 3.75%, 8/12/17            29,966
SEK  150,000       Sweden Government Bonds, 4.5%, 8/12/15             23,044
GBP  75,000        United Kingdom Gilt, 2.25%, 3/7/14                120,248
GBP  50,000        United Kingdom Gilt, 4.25%, 9/7/39                 77,864
GBP  92,000        United Kingdom Treasury, 4.25%, 12/7/27           146,829
GBP  50,000        United Kingdom Treasury, 4.75%, 3/7/20             87,545
GBP  25,000        United Kingdom Treasury, 4.75%, 9/7/15             44,063
GBP  30,000        United Kingdom Treasury, 5.0%, 9/7/14              52,890
                                                                    $3,992,537
                   TOTAL FOREIGN GOVERNMENT BONDS                   $3,992,537
                   (Cost  $4,034,574)

                   MUNICIPAL BONDS - 1.0 %
                   Municipal General - 0.3 %
     25,000        State of Illinois, 1.395%, 2/1/11                $ 24,830
     15,000        State of Illinois, 3.321%, 1/1/13                  15,083
                                                                    $ 39,913
                   Municipal Higher Education - 0.7 %
     50,000        California State University Revenue, 5.0%, 11/1/3$ 50,534
     25,000        Conneticut State Health & Education, 5.0%, 7/1/42  26,225
     10,000        Massachusetts Health & Educational Facilities, 5.  11,305
                                                                    $ 88,064
                   TOTAL MUNICIPAL BONDS                            $127,977
                   (Cost  $123,736)
                   TOTAL INVESTMENT IN SECURITIES - 96.1 %          $11,783,007
                   (Cost  $11,253,883)(a)
                   OTHER ASSETS AND LIABILITIES - 3.9 %             $472,559
                   TOTAL NET ASSETS - 100.0 %                       $12,255,566

       PIK         Represents a pay in kind security.

     (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2010, the value of these securities amounted to $489,157 or 4.0% of total net assets.

       (a) At July 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $11,253,883 was as follows:

                   Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos$793,725

                   Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value-264,601

                   Net unrealized gain                              $529,124

       (b)         Debt obligation with a variable interest rate.
                   Rate shown is rate at period end.

                   Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

       CAD         Canadian Dollar
       DKK         Danish Kroner
      EURO         Euro
       GBP         British Pound Sterling
       JPY         Japanese Yen
       NOK         Norwegian Krone
       SEK         Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:
                             Level 1     Level 2     Level 3      Total
Convertible Corporate          $0       $37,375        $0        $37,375
Preferred Stocks             23,000       0             0         23,000
Asset Backed Securities         0       364,888         0        364,888
Collateralized Mortgag          0     1,577,438         0      1,577,438
Corporate Bonds                 0      4,090,864        0      4,090,864
U.S. Government Agency Obligs.  0      1,568,928        0      1,568,928
Foreign Government Bonds        0      3,992,537        0      3,992,537
Municipal Bonds                 0        127,977        0        127,977
Total 		            $23,000  $11,760,007       $0    $11,783,007

Other Financial Instruments      $0      $(5,532)      $0       $(5,532)

*Other financial instruments include foreign exchange contracts


Pioneer Global High Yield Fund
                   Schedule of Investments  7/31/10 (unaudited)

    PrincipalFloating                                                   Value
    Amount ($Rate (d)
                   CONVERTIBLE CORPORATE BONDS - 5.2 %
                   Energy - 0.3 %
                   Coal & Consumable Fuels - 0.2 %
    5,300,000      Massey Energy Co., 3.25%, 8/1/15                $4,544,750
                   Oil & Gas Exploration & Production - 0.1 %
    1,160,000      Carrizo Oil & Gas, Inc., 4.875%, 6/1/28         $1,010,650
    1,885,000      Chesapeake Energy, Inc., 2.5%, 5/15/37           1,517,425
                                                                   $2,528,075
                   Total Energy                                    $7,072,825
                   Materials - 0.9 %
                   Construction Materials - 0.0 %
    1,950,000      Cemex SAB de CV, 4.875%, 3/15/15                $1,940,250
                   Forest Products - 0.8 %
    12,150,000     Sino-Forest Corp., 5.0%, 8/1/13 (144A)          $12,682,170
    7,100,000      Sino-Forest Corp., 4.25%, 12/15/16               6,718,375
                                                                   $19,400,545
                   Total Materials                                 $21,340,795
                   Capital Goods - 1.0 %
                   Construction & Farm Machinery & Heavy Trucks - 0.3 %
    5,380,000      Navistar International Corp., 3.0%, 10/15/14    $6,603,950
                   Trading Companies & Distributors - 0.6 %
    10,923,000     WESCO International, Inc., 6%,  9/15/29         $16,138,733
                   Total Capital Goods                             $22,742,683
                   Transportation - 0.3 %
                   Marine - 0.3 %
    9,481,000      Horizon Lines, Inc., 4.25%, 8/15/12             $7,964,040
                   Total Transportation                            $7,964,040
                   Automobiles & Components - 0.8 %
                   Automobile Manufacturers - 0.8 %
    12,029,000     Ford Motor Co., 4.25%, 11/15/16                 $18,299,116
                   Total Automobiles & Components                  $18,299,116
                   Media - 0.2 %
                   Advertising - 0.0 %
     542,000       Interpublic Group Cos., 4.25%, 3/15/23          $ 569,778
                   Movies & Entertainment - 0.2 %
    6,343,000      Live Nation, Inc., 2.875%, 7/15/27              $5,351,906
                   Total Media                                     $5,921,684
                   Food Beverage & Tobacco - 0.2 %
                   Tobacco - 0.2 %
    5,135,000      Alliance One International, Inc., 5.5%, 7/15/14 $5,212,025
                   Total Food Beverage & Tobacco                   $5,212,025
                   Health Care Equipment & Services - 0.5 %
                   Health Care Equipment - 0.2 %
    6,547,000      Hologic, Inc., 2%, 12/15/37                     $5,769,544
                   Health Care Services - 0.3 %
    7,391,000      Ominicare, Inc., 3.25%, 12/15/35                $6,310,066
                   Total Health Care Equipment & Services          $12,079,610
                   Real Estate - 0.1 %
                   Real Estate Operating Companies - 0.1 %
    1,900,000      Forest City Enterprises, Inc., 5.0%, 10/15/16   $2,185,000
                   Total Real Estate                               $2,185,000
                   Software & Services - 0.0 %
                   Internet Software & Services - 0.0 %
    1,145,000      SAVVIS, Inc., 3.0%, 5/15/12                     $1,132,117
                   Total Software & Services                       $1,132,117
                   Technology Hardware & Equipment - 0.1 %
                   Electronic Equipment & Instruments - 0.0 %
    1,665,000      L-1 Identity Solutions, Inc., 3.75%, 5/15/27    $1,615,050
                   Total Technology Hardware & Equipment           $1,615,050
                   Semiconductors - 0.7 %
                   Semiconductors - 0.7 %
    4,650,000      JA Solar Holdings Co., 4.5%, 5/15/13            $4,074,563
    5,070,000      SunPower Corp., 1.25%, 2/15/27                   4,493,288
    1,775,000      SunPower Corp., 4.75%, 4/15/14                   1,444,406
    8,290,000      Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13  6,704,538
                                                                   $16,716,795
                   Total Semiconductors                            $16,716,795
                   Telecommunication Services - 0.1 %
                   Integrated Telecommunication Services - 0.0 %
    1,605,000      MasTec, Inc., 4.0%, 6/15/14                     $1,546,819
                   Total Telecommunication Services                $1,546,819
                   TOTAL CONVERTIBLE CORPORATE BONDS
                   (Cost  $105,153,942)                            $123,828,559
     Shares
                   PREFERRED STOCKS - 0.3 %
                   Consumer Services - 0.0 %
                   Hotels, Resorts & Cruise Lines - 0.0 %
     17,350        Perseus Holding Corp. *                         $    0
                   Total Consumer Services                         $    0
                   Diversified Financials - 0.3 %
                   Diversified Financial Services - 0.2 %
      6,740        Bank of America Corp., 7.25%, 12/31/49          $6,200,800
                   Total Diversified Financials                    $6,200,800
                   TOTAL PREFERRED STOCKS
                   (Cost  $5,547,198)                              $6,200,800
                   COMMON STOCKS - 1.2 %
                   Energy - 0.0 %
                   Oil & Gas Equipment & Services - 0.0 %
    8,037,315      Skeie Drilling & Production ASA *               $1,100,548
                   Total Energy                                    $1,100,548
                   Materials - 0.6 %
                   Commodity Chemicals - 0.2 %
     255,101       Georgia Gulf Corp. * (b)                        $3,915,800
                   Diversified Chemical - 0.0 %
     24,139        LyondellBasell Industries NV *                  $ 434,502
                   Diversified Metals & Mining - 0.2 %
     76,774        Freeport-McMoRan Copper & Gold, Inc., (Class B) $5,492,412
                   Forest Products - 0.0 %
     244,090       Ainsworth Lumber Co., Ltd. *                    $ 669,130
                   Steel - 0.1 %
     127,392       KNIA Holdings, Inc. *                           $ 988,562
     134,106       Vale SA (A.D.R.) (b)                             3,249,388
                                                                   $4,237,950
                   Total Materials                                 $14,749,794
                   Industrials - %
                   Building Products - %
       894         Panolam Holdings Co.                            $ 438,060
                   Total Industrials                               $ 438,060
                   Automobiles & Components - 0.5 %
                   Auto Parts & Equipment - 0.5 %
     143,815       Lear Corp. *                                    $11,242,019
                   Total Automobiles & Components                  $11,242,019
                   Media - 0.0 %
                   Cable & Satellite - 0.0 %
     24,008        Charter Communications, Inc., *                 $ 876,292
                   Total Media                                     $ 876,292
                   Real Estate - 0.0 %
                   Real Estate Development - 0.0 %
     159,647       Newhall Land Development LLC *                  $ 303,329
                   Total Real Estate                               $ 303,329
                   Software & Services - 0.0 %
                   Data Processing & Outsourced Services - -0.1 %
     33,046        Perseus Holding Corp. *                         $    0
                   Total Software & Services                       $    0
                   TOTAL COMMON STOCKS
                   (Cost  $23,902,089)                             $28,710,042

    Principal      ASSET BACKED SECURITIES - 3.7 %
    Amount ($)     Consumer Services -  .04%
                   Restaurants - .04%
    3,150,000      Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37$2,945,946
    10,075,000     Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37 8,929,448
                                                                   $11,875,394
                   Total Consumer Services                         $11,875,394

                   Food & Drug Retailing - 0.3%
                   Food Retail - 0.3%
    1,300,000      Dunkin Brands Master Finance LLC, 5.779%, 6/20/3$1,269,632
    6,240,000      Dunkin Brands Master Finance LLC,  8.28%, 6/20/3 5,743,982
                                                                   $7,013,614
                   Total Food & Drug Retailing                     $7,013,614
                   Banks - 2.3 %
                   Thrifts & Mortgage Finance - 2.3 %
    2,837,523 1.23 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34   $2,070,552
     651,733  0.42 ACE Securities Corp., Floating Rate Note, 1/25/3  364,750
     849,468 0.32 ACE Securities Corp., Floating Rate Note, 7/25/3 286,074 2,073,838 1.51 Amortizing Residential Collateral Trust, Floatin 1,102,511

    1,013,506 0.62 Bayview Financial Acquisition, Floating Rate Not  913,980
    1,572,356      Bear Stearns Asset Backed Securities, Inc., .365 1,228,878
    1,480,000      Bear Stearns Asset Backed Securities, Inc., 0.78  581,218
    4,720,000 0.91 Bear Stearns Asset Backed Securities, Inc., Floa 3,420,985
    2,107,748 0.00 BSABS 2006-4 A1, Floating Rate Note, 10/25/33    1,944,921
    8,090,000 0.43 Carrington Mortgage Loan Trust, Floating Rate No 4,347,242
     961,060 0.43 Carrington Mortgage Loan Trust, Floating Rate No 819,526 2,679,872 0.00 Carrington Mortgage Loan Trust, Floating Rate No 2,454,071 3,800,000 0.33 Carrington Mortgage Loan Trust, Floating Rate No 2,960,702 1,853,325 0.58 Countrywide Asset Backed Certificates, Floating 1,606,114
    3,112,195      Countrywide Asset-Backed, 0.50875%, 6/25/36      2,562,330
    1,700,000 0.88 Countrywide Asset-Backed Certificates, Floating   934,448
    3,925,000 0.45 Countrywide Asset-Backed Certificates, Floating  3,330,170
    1,644,399 0.49 CWL 2006-19 2A2, Floating Rate Note, 3/25/37     1,155,523
    5,019,082 0.78 CWL 2007-SD1 A1, Floating Rate Note,  3/25/47    2,317,019
    1,055,578 0.68 FBR Securitization Trust, Floating Rate Note, 10  649,118
     774,700       GSAA Trust 0.43719%, 1/25/36                      746,401
    1,677,777 0.46 Gsamp Trust, Floating Rate Note, 1/25/37         1,479,354
    1,102,000 0.77 Lease Investment Fli, Floating Rate Note, 7/15/3 517,940 10,152,00 0.77 Lease Investment Fli, Floating Rate Note, 7/15/3 4,771,440
    3,297,052 0.35 Lehman XS Trust, Floating Rate Note, 8/25/36     1,472,925
    7,143,187 0.68 Lehman XS Trust, Floating Rate Note, 12/25/35    2,332,737
    1,551,372 0.40 Morgan Stanley ABS Capital, Inc., Floating Rate  1,316,033
     556,182  0.34 Morgan Stanley ABS Capital, Inc., Floating Rate   508,772
    1,699,834 0.33 Option One Mortgage Loan Trust, Floating Rate No 1,208,664 1,731,884 0.49 Residential Asset Mortgage Products, Inc.,
                   Floating Rate Note, 10/25/35                     1,467,311
     443,282  0.56 Residential Asset Securities Corp., Floating Rat  390,880
    4,088,123      Saxon Asset Securities Co., 0.34594%, 11/25/36   3,830,768
                                                                   $55,093,357
                   Total Banks                                     $55,093,357
                   Diversified Financials - 0.6 %
                   Diversified Financial Services - 0.6 %
     844,428 0.85 Aircraft Finance Trust, Floating Rate Note, 5/15$ 650,210 10,896,20 0.83 Aircraft Finance Trust, Floating Rate Note, 5/15 4,794,332 2,400,000 0.00 Alfa Div. Pymt. Rights Finance, Floating Rate Not2,282,496
    3,480,207      Ellington Loan Acquisition Trust, 1.0625%  05273 3,023,877
    5,377,000 0.34 Home Equity Asset Trust, Floating Rate Note, 3/2 4,287,249
                                                                   $15,038,164
                   Total Diversified Financials                    $15,038,164
                   TOTAL ASSET BACKED SECURITIES
                   (Cost  $99,534,9348)                            $89,020,529
                   COLLATERALIZED MORTGAGE OBLIGATION - 1.8 %
                   Materials - 0.2 %
                   Forest Products - 0.2 %
    4,315,000      T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)      $4,368,843
                   Total Materials                                 $4,368,843
                   Banks - 0.8 %
                   Thrifts & Mortgage Finance - 0.8 %
    19,378,58 2.26 Bayview Commercial Asset Trust, Floating Rate No$ 939,861 3,781,943 5.25 Countrywide Alternative Loan Trust, Floating Rat 3,309,859 2,338,055 0.00 Countrywide Alternative Loan Trust, Floating Rat 1,349,196
    3,056,108      Countrywide Home Loans, 4.5%, 9/25/35            2,520,831
    1,213,177 0.59 Countrywide Home Loans, Floating Rate Note, 3/25 384,733 2,613,542 0.58 Countrywide Home Loans, Floating Rate Note, 3/25 684,283 3,845,198 0.71 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45 334,240
     317,561  0.99 IMPAC CMB Trust , Floating Rate Note, 4/25/35     234,953
     881,845 0.32 Impac Securities Assets Corp., Floating Rate Not 787,055 1,819,182 3.42 JP Morgan Mortgage Trust, Floating Rate Note, 10 1,400,365 2,225,370 4.75 JP Morgan Mortgage Trust, Floating Rate Note, 11 2,121,434 8,611,461 0.59 Luminent Mortgage Trust, Floating Rate Note, 7/2 698,355 1,974,637 0.64 Structured Asset Mortgage Investments, Inc.,
                   Floating Rate Note, 9/25/45                      1,252,190
    4,383,463 0.56 WAMU Mortgage Pass-Through Certificates,
                   Floating Rate Note, 4/25/45                      3,488,263
                                                                   $19,505,618
                   Total Banks                                     $19,505,618
                   Telecommunication Services - 0.4 %
                   Integrated Telecommunication Services - 0.4 %
    9,670,000      Global Tower Partners Acquisition, 7.87%, 5/15/3$9,717,503
                   Total Telecommunication Services                $9,717,503
                   Government - 0.1 %
                   Government - 0.0 %
    1,336,471      GSR Mortgage Loan Trust, 5.5%, 8/25/21          $1,268,048
                   Total Government                                $1,268,048
                   Municipal - 0.3 %
    8,875,00012.00 Non-Profit Preferred Funding Trust, Inc., Floati$6,618,088
                   Total Municipal                                 $6,618,088
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATION
                   (Cost  $48,011,044)                             $41,478,100
                   CORPORATE BONDS - 75.8 %
                   Energy - 12.7 %
                   Coal & Consumable Fuels - 2.1 %
    15,063,000     Berau Capital Resource, Inc., 12.5%, 7/8/15 (144$15,883,934
    12,200,000     Bumi Capital Pte., Ltd., 12.0%, 11/10/16 (b)     12,535,500
    2,112,000      Drummond Co., Inc., 9.0%, 10/15/14 (144A)        2,228,160
    3,060,000      Indo Integrated Energy II BV, 9.75%, 11/5/16     3,297,150
    2,850,000      International Coal Group, Inc., 9.125%, 4/1/18 ( 2,956,875
    2,706,000      Murray Energy Corp., 10.25%, 10/15/15            2,800,710
EURO6,395,000      New World Resources BV, 7.375%, 5/15/15 (144A)   8,347,714
    1,500,000      Penn Virginia Resource Partners LP, 8.25%, 4/15/ 1,522,500
                                                                   $49,572,543
                   Integrated Oil & Gas - 0.1 %
    2,950,000      Petroleum Co. of Trinidad & Tobago Ltd, 9.75%, 8$3,458,875
                   Oil & Gas Drilling - 1.6 %
    8,203,792      DDI Holding AS, 9.3%, 1/19/12 (144A)            $7,916,659
     983,833       DDI Holdings AS, 9.3%, 4/23/12 (144A)             986,883
    1,250,000      Hercules Offshore, Inc., 10.5%, 10/15/17 (b)     1,118,750
    2,915,000      Parker Drilling Co., 9.125%, 4/1/18 (144A)       2,900,425
    8,730,000      Pioneer Drilling Co., 9.875, 3/15/18 (144A)      8,773,650
NOK 17,000,0011.65 Sevan Drilling ASA, Floating Rate Note, 12/7/12  2,804,586
    13,640,000     Vantage Drilling Co., 11.5%, 8/1/15              13,571,800
                                                                   $38,072,753
                   Oil & Gas Equipment & Services - 2.2 %
     500,000       CGV 7.75% 15MAY17                               $ 487,500
    3,745,000      Complete Production Services, Inc.,  8.0%, 12/15 3,791,813
    1,600,000 0.00 DP Producer ASA, Floating Rate Note, 12/5/11 (14   16,000
    17,815,000     Expro Finance Luxembourg SCA, 8.5%, 12/15/16     17,391,894
     910,944 10.50 Nexus SA, Floating Rate Note, 3/7/12 (e)            911
NOK 13,000,000     PetroJack ASA, 11.0%, 4/19/10 (e)                 235,915
    1,156,159 0.00 PetroProd, Ltd., Floating Rate Note, 1/12/12 (e)   1,156
    5,200,000      Sevan Marine ASA, 12.0%, 8/10/15                 5,239,000
NOK 29,500,000     Sevan Marine ASA, 13.25%, 8/10/15                4,891,116
    4,500,00013.25 Sevan Marine ASA, Floating Rate Note, 5/14/13 (1 3,645,000
    7,500,000      Sevan Marine ASA, 9.25%, 12/20/11 (144A)         7,612,500
NOK 38,000,0011.99 Sevan Marine ASA, Floating Rate Note, 10/24/12 ( 6,206,385
    4,231,200      Skeie Drilling & Production ASA, 11.25%, 3/8/13  4,188,888
                                                                   $53,708,078
                   Oil & Gas Exploration & Production - 4.6 %
    2,325,000      Antero Resources Finance Corp., 9.375%, 12/1/17 $2,423,813
     225,000       Bill Barrett Corp., 9.875%, 7/15/16               245,813
EURO2,750,000      Chesapeake Energy Co., 6.25%, 1/15/17            3,553,816
    4,750,000      Comstock Resources, Inc.,  8.375%, 10/15/17      4,892,500
    2,050,000      Continental Resources, Inc., 8.25%, 10/1/19      2,193,500
    1,130,000      Denbury Resources, Inc., 9.75%, 3/1/16           1,244,413
    6,025,000      Hilcorp Energy Co., 9.0%, 6/1/16 (144A)          6,356,375
    4,535,000      Linn Energy LLC, 11.75%, 5/15/17 (144A)          5,237,925
    6,000,000      Linn Energy LLC,  8.625%, 4/15/20 (144A)         6,375,000
NOK 5,525,000      Norse Energy ASA, 10.0%, 7/13/12                  838,571
    9,607,550      Norse Energy ASA, 6.50%, 7/14/11 (144A)          9,127,173
NOK 45,000,000     Norwegian Energy Co. ASA, 12.9%, 11/20/14        7,513,734
NOK 39,000,000     PA Resources AB, 9.56%, 3/9/11                   6,337,540
    2,150,000      PetroQuest Energy, Inc., 10.375%, 5/15/12        2,193,000
    7,260,000      Plains Exploration & Production Co., 7.625%, 4/1 7,350,750
    3,040,000      Plains Exploration & Production Co., 8.625%, 10/ 3,230,000
    2,535,000      Plains Exploration & Production Co., 10.0%, 3/1/ 2,788,500
    4,850,000      Quicksilver Resources, Inc., 7.125%, 4/1/16      4,753,000
    3,370,000      Quicksilver Resources, Inc., 9.125%, 8/15/19 (b) 3,673,300
    2,120,000      SandRidge Energy, Inc., 8.75%, 1/15/20 (144A)    2,162,400
    7,260,000      SandRidge Energy, Inc., 8.0%, 6/1/18             7,260,000
    8,185,000      SandRidge Energy, Inc., 8.625, 4/1/15            8,246,388
    1,590,000 8.00 SandRidge Energy, Inc., Floating Rate Note, 4/1/ 1,449,789
    4,469,000      Stone Energy Corp., 8.625%, 2/1/17               4,239,964
    6,515,000      TNK-BP Finance SA, 7.875%, 3/13/18 (144A)        7,179,530
                                                                   $110,866,794
                   Oil & Gas Refining & Marketing - 1.2 %
    4,500,000      Coffeyville Resources LLC, 9.0%, 4/1/15         $4,612,500
    1,600,000      Holly Energy Partners LP, 6.25%, 3/1/15 (144A)   1,632,000
    1,935,000      Petroplus Finance, Ltd., 7.0%, 5/1/17 (144A) (b) 1,654,425
    12,580,000     Petroplus Finance, Ltd., 9.37%, 9/15/19 (144A) ( 11,322,000
    8,240,000      Tesoro Corp., 9.75%, 6/1/19                      8,981,600
                                                                   $28,202,525
                   Oil & Gas Storage & Transportation - 0.7 %
    2,360,000 8.38 Enterprise Products Operating LLC, Floating Rate$2,404,250
    5,030,000      Enterprise Products Operating LLC, 7.0%, 6/1/67  4,527,000
    12,008,000     Southern Union Co., 7.2%, 11/1/66                10,657,100
                                                                   $17,588,350
                   Total Energy                                    $301,469,918
                   Materials - 10.5 %
                   Aluminum - 0.8 %
    11,515,000     Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (14$1,741,644
    12,286,000     CII Carbon LLC, 11.125%, 11/15/15                12,593,150
    7,264,477 6.83 Noranda Aluminum Acquisition, Floating Rate Note 5,757,098
                                                                   $20,091,892
                   Commodity Chemicals - 1.5 %
    11,343,000     Basell Finance Co., 8.1%, 3/15/27 (144A) (e)    $10,719,135
    4,100,000      Hexion U.S. Finance Corp., Hexion Nova Scotia
                   Finance ULC, 9.75%, 11/15/14 (b)                 4,084,625
    11,100,000     Hexion U.S. Finance Corp., 8.875%, 2/1/18 (144A) 10,697,625
    4,835,000      Nova Chemicals Corp., 8.375%, 11/1/16            4,949,831
    4,755,000      Nova Chemicals Corp., 8.625%  11/1/19 (b)        4,933,313
                                                                   $35,384,529
                   Construction Materials - 1.4 %
    12,050,000     AGY Holding Corp., 11.0%, 11/15/14              $10,242,500
    3,434,000 6.64 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/ 2,246,883
    9,406,000      Cemex Finance LLC, 9.5%, 12/14/16 (144A)         9,147,335
    3,950,000      Rearden G Holdings Eins GmbH, 7.875%, 3/30/20    4,068,500
    9,515,000      Texas Industries, Inc., 9.25%, 8/15/20           9,562,575
                                                                   $35,267,793
                   Diversified Chemical - 0.6 %
EURO13,410,000     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)$13,872,510
                   Diversified Metals & Mining - 1.2 %
    6,510,000      Aleris International, Inc., 10.0%, 12/15/16 (e) $  2,604
    2,110,000      Aleris International, Inc., 9.0%, 12/15/14 (e)      844
    6,615,974      Blaze Recycling & Metals, 13.0%, 7/16/12         5,416,829
    6,000,000      FMG Finance Pty Ltd., 10.625%, 9/1/16 (144A)     6,840,000
EURO3,022,530      New Reclamation Group (Pty), Ltd., 8.125%, 2/1/1 2,860,522
    11,575,000     Prime Dig Pte , Ltd.,11.75%  11/03/14            11,952,345
    1,310,000      Waste Services, Inc., 9.5%, 4/15/14              1,357,488
                                                                   $28,430,632
                   Forest Products - 0.2 %
    3,805,000      Sino-Forest Corp., 10.25%, 7/28/14 (144A) (b)   $4,185,500
                                                                   $4,185,500
                   Metal & Glass Containers - 1.2 %
    3,758,000      AEP Industries, Inc., 7.875%, 3/15/13           $3,720,420
EURO 700,000       Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)    943,442
    6,305,000      BWAY Holding Co., 10.0%, 6/15/18 (144A) (b)      6,683,300
EURO1,200,000      Consol Glass, Ltd., 7.625%, 4/15/14              1,539,008
EURO1,230,000      Consol Glass Ltd., 7.625%, 4/15/14 (144A)        1,577,483
EURO2,900,000      Crown European Holdings SA, 7.125%, 8/15/18      3,920,908
EURO8,250,000      Impress Metal Pack Holding, 9.25%, 9/15/14 (144A 11,253,750
                                                                   $29,638,311
                   Paper Packaging - 1.9 %
    2,200,771      Bio Pappel SAB de CV, 6.0%, 8/27/16             $1,779,874
    13,238,222     Bio Pappel SAB de CV, 6.0%, 8/27/16 STEP CPN     10,706,412
    15,915,000     Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)  14,243,925
EURO6,800,000      Nordenia Holdings GM, 9.75%,  7/15/17            8,987,158
    10,400,000     US Corrugated, Inc., 10.0%, 6/1/13               9,152,000
                                                                   $44,869,369
                   Paper Products - 0.4 %
     280,000       Appleton Papers, Inc., 10.5%, 6/15/15 (144A)    $ 277,200
    8,785,000      Exopack Holding Corp., 11.25%, 2/1/14            8,927,756
                                                                   $9,204,956
                   Precious Metals & Minerals - 0.1 %
    2,500,000      Alrosa Finance SA, 8.875%, 11/17/14 (144A)      $2,722,250
                   Specialty Chemicals - 0.0 %
    1,000,000      Nova Chemicals Corp., 7.875%, 9/15/25           $ 890,000
                   Steel - 1.3 %
    12,950,000     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)$11,428,375
EURO10,800,000     Bulgaria Steel Finance, 12.0%, 5/4/13 (e)         544,174
     500,000       Evraz Group SA, 8.875%, 4/24/13 (144A)            529,650
    3,020,000      Evraz Group SA, 9.5%, 4/24/18 (144A)             3,251,030
    8,100,000      Metinvest BV, 10.25%, 5/20/15                    8,363,250
    4,890,000      Ryerson, Inc., 12.0%, 11/1/15                    5,122,275
EURO2,505,000      Zlomrex International Finance, 8.5%, 2/1/14 (144 1,569,553
                                                                   $30,808,307
                   Total Materials                                 $255,366,049
                   Capital Goods - 7.6 %
                   Aerospace & Defense - 1.2 %
    15,828,000     DynCorp International, 10.375%, 7/1/17          $16,362,195
    2,885,000      Esterline Technologies Corp., 7.0%, 8/1/20 (144A 2,935,488
    8,990,000      GeoEye, Inc., 9.625%, 10/1/15                    9,439,500
                                                                   $28,737,183
                   Building Products - 0.5 %
    4,658,000      Building Materials Corp., 7.5%, 3/15/20         $4,646,355
EURO2,080,000      C10 - EUR Capital SPV, Ltd., BVI, 6.277%, 5/29/4 1,629,077
    1,047,000 6.64 C10 Capital SPV, Ltd., Floating Rate Note, 12/31  686,270
    3,271,000      Industrias Unidas, 11.5%, 11/15/16 (144A) (e)    2,044,375
    2,940,000      USG Corp., 9.75%, 8/1/14 (144A)                  3,072,300
                                                                   $12,078,377
                   Construction & Engineering - 0.7 %
    2,625,000      Dycom Industries, 8.125%, 10/15/15              $2,615,156
    6,575,000      Esco Corp., 8.625%, 12/15/13 (144A)              6,525,688
     370,000  6.65 Esco Corp., Floating Rate Note, 12/15/13 (144A)   339,013
    6,460,000      Mastec, Inc., 7.625%, 2/1/17                     6,298,500
                                                                   $15,778,357
                   Construction & Farm Machinery & Heavy Trucks - 2.2 %
    1,075,000      Accuride Corp., 9.5%, 8/1/18                    $1,096,500
    3,840,000      American Railcar Industries, Inc., 7.50%, 3/1/14 3,763,200
    13,500,000     Case New Holland, Inc., 7.875%, 12/1/17 (144A)   14,141,250
    8,918,000      Commercial Vehicle Group, 8.0%, 7/1/13           7,558,005
    3,480,000      Greenbrier Co., Inc., 8.375%, 5/15/15            3,349,500
    16,550,0012.00 Stanadyne Corp., Floating Rate Note, 2/15/15     13,571,000
    4,265,000      Stanadyne Corp., 10%, 8/15/14                    4,009,100
    4,680,000      Titan Wheel International, Inc., 8.0%, 1/15/12   4,867,200
                                                                   $52,355,755
                   Electrical Component & Equipment - 0.5 %
    10,825,000     Coleman Cable, Inc., 9.0%, 2/15/18              $10,933,250
    1,540,000      WireCo WorldGroup, 9.5%, 5/15/17                 1,557,325
                                                                   $12,490,575
                   Industrial Conglomerates - 0.7 %
    3,590,000      CIA Latino Americano de Medicamentos, 9.75%, 5/1$3,338,700
    4,768,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14     4,505,760
    7,490,000      Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A 7,695,975
                                                                   $15,540,435
                   Industrial Machinery - 1.2 %
    7,800,000      Altra Holdings, Inc., 8.125%, 12/1/16           $7,868,250
    1,883,000      Hawk Corp., 8.75%, 11/1/14                       1,890,061
    5,322,000      Indalex Holdings Finance, Inc., 11.5%, 2/1/14 (e   62,667
    12,135,000     Industrias Metalurgicas Pescarmona SA, 11.25%, 1 11,528,250
    9,955,000      Mueller Water Products, Inc., 7.375%, 6/1/17     9,071,494
                                                                   $30,420,722
                   Trading Companies & Distributors - 0.6 %
    2,325,000      Avis Budget Car Rental LLC, 7.75%, 5/15/16      $2,226,188
    9,940,000      Intcomex, Inc., 13.25%, 12/15/14                 10,623,375
    1,171,000      Wesco Distribution, Inc., 7.50%, 10/15/17        1,171,000
                                                                   $14,020,563
                   Total Capital Goods                             $181,421,967
                   Commercial Services & Supplies - 0.8 %
                   Commercial Printing - 0.0 %
     990,000       Sheridan Acquisition Corp., 10.25%, 8/15/11     $ 981,338
                   Call Contact Center - 0.4 %
    10,950,000     Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18    $9,307,500
                   Diversified Support Services - 0.4 %
     13,050        MSX International, Inc., 12.5%, 4/1/12 (144A)   $10,701,000
                   Total Commercial Services & Supplies            $20,989,838
                   Transportation - 1.9 %
                   Airlines - 1.1 %
     468,619       Continental Airline, Inc., 8.499%, 5/1/11       $ 466,417
    9,290,000      Delta Air Lines, Inc., 11.75%, 3/15/15           10,184,163
    2,150,000      Delta Air Lines, Inc., 9.5%, 9/15/14             2,327,375
    12,163,000     GOL Finance LLP, 9.25%, 7/20/20 (144A)           12,315,038
    1,903,451      United Air Lines, Inc., 9.75%, 1/15/17           2,058,106
                                                                   $27,351,099
                   Logistics - 0.8 %
EURO1,095,000      CEVA Group Plc, 10.0%, 12/1/16 (144A)           $1,186,367
    8,811,000      CEVA Group Plc, 11.5%, 4/1/18 (144A)             9,207,495
    2,445,000      CEVA Group Plc, 11.625%, 10/1/16                 2,610,038
    6,125,000      Syncreon Global Ireland, Ltd., 9.5%, 5/1/18      6,002,500
                                                                   $19,006,400
                   Total Transportation                            $46,357,499
                   Automobiles & Components - 0.5 %
                   Auto Parts & Equipment - 0.4 %
    2,525,000      Allison Transmission, Inc., 11.25%, 11/1/15 (144$2,714,375
    1,510,000      Lear Corp., 8.125%, 3/15/20 (b)                  1,570,400
    2,000,000      Tenneco, Inc., 7.75%, 8/15/18 (144A)             2,025,000
    2,435,000      TRW Automotive, Inc., 8.875%, 12/1/17            2,593,275
                                                                   $8,903,050
                   Tires & Rubber - 0.0 %
    1,545,000      Goodyear Tire & Rubber Co., 10.5%, 5/15/16 (b)  $1,730,400
                   Total Automobiles & Components                  $10,633,450
                   Consumer Durables & Apparel - 1.8 %
                   Homebuilding - 1.2 %
    8,750,000      Beazer Homes USA Inc., 9.125%, 6/15/18          $7,962,500
    2,000,000      Corp GEO SAB de CV, 8.875%, 9/25/14              2,140,000
    7,206,000      Corp GEO SAB de CV, 9.25%, 6/30/20 (b)           7,800,495
    7,435,000      Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 ( 8,075,897
    1,600,000      Meritage Homes Corp., 6.25%, 3/15/15             1,524,000
     867,000       Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/2  936,794
                                                                   $28,439,686
                   Housewares & Specialties - 0.6 %
    2,000,000      Yankee Acquisition Corp., 8.5%, 2/15/15 (b)     $2,060,000
    11,165,000     Yankee Acquisition Corp., 9.75%, 2/15/17 (b)     11,611,600
                                                                   $13,671,600
                   Total Consumer Durables & Apparel               $42,111,286
                   Consumer Services - 1.9 %
                   Casinos & Gaming - 1.7 %
    9,750,000      Buffalo Thunder Resort & Casino, 9.375%, 12/15/1$1,755,000
EURO8,515,000      Codere Finance SAB de CV, 8.25%, 6/15/15 (144A)  10,642,666
    6,260,000      Little Traverse Bay Bands of Odawa Indians,
                   10.25%, 2/15/14 (144A) (e)                       2,128,400
EURO8,640,000 8.25 Lottomatica S.p.A., Floating Rate Note, 3/31/66  11,052,660
    5,965,000      Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A) 1,014,050
EURO6,335,000      Peermont Global, Ltd., 7.75%, 4/30/14 (144A)     7,194,372
    4,631,000      Pinnacle Entertainment, Inc., 8.75%, 5/15/20     4,526,803
    1,850,000      Scientific Games Corp., 7.875%, 6/15/16          1,873,125
    1,725,000      Shingle Springs Tribal, 9.375%, 6/15/15 (144A)   1,414,500
    5,095,000      Station Casinos, Inc., 6.625%, 3/15/18 (e)         12,738
                                                                   $41,614,314
                   Hotels, Resorts & Cruise Lines - 0.2 %
    4,977,000      Grupo Posadas SAB de CV, 9.25%, 1/15/15         $5,057,876
                   Leisure Facilities - 0.0 %
    1,790,000      Cedar Fair LP/Canada, 9.125%, 8/1/18            $1,821,325
                   Total Consumer Services                         $48,493,515
                   Media - 2.2 %
                   Advertising - 0.2 %
    5,549,000      MDC Partners, Inc., 11.0%, 11/1/16 (144A)       $6,048,410
                   Broadcasting - 2.0 %
    2,680,000      Entravision Communications Corp., 8.75%, 8/1/17 $2,706,800
    7,993,000      Hughes Network System, 9.5%, 4/15/14             8,312,720
     840,000       Hughes Network Systems LLC, 9.5%, 4/15/14         873,600
    13,726,792     Intelsat Bermuda Ltd., 11.5%, 2/4/17             14,550,400
    2,285,000      Telesat Canada / Telesat LLC, 11.0%, 11/1/15     2,616,325
    4,245,000      Telesat Canada / Telesat LLC, 12.5%, 11/1/17     4,945,425
    10,114,314     Univision Communications, 9.75%, 3/15/15 (144A)  9,140,811
EURO3,065,000      Ziggo Bond Co. BV, 8.0%, 5/15/18                 4,070,914
                                                                   $47,216,995
                   Publishing - 0.2 %
    6,135,000      Interactive Data Corp., 10.25%, 8/1/18          $6,319,050
                   Total Media                                     $59,584,455
                   Retailing - 1.0 %
                   Apparel Retail - 0.1 %
EURO 610,000 10.46 Edcon Holdings (Proprietary), Ltd., Floating Rat$ 517,571 EURO1,175,000 8.21 Edcon Holdings (Proprietary), Ltd., Floating Rat 1,150,340
                                                                   $1,667,911
                   Automotive Retail - 0.1 %
    1,432,000      Sonic Automotive, Inc., 9.0%, 3/15/18 (b)       $1,471,380
                   Department Stores - 0.5 %
    12,220,000     Grupo Famsa SAB de CV, 11.0%, 7/20/15           $12,036,700
                   Internet Retail - 0.3 %
    7,415,000      Ticketmaster, 10.75%,  8/1/16                   $7,859,900
                   Total Retailing                                 $23,035,891
                   Food & Drug Retailing - 0.4 %
                   Food Distributors - 0.4 %
    9,421,000      C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A) $8,949,950
                   Total Food & Drug Retailing                     $8,949,950
                   Food, Beverage & Tobacco - 5.7 %
                   Agricultural Products - 0.4 %
    5,000,000      Cosan SA Industria e Comercio, 8.25%, 2/15/49 (1$4,975,000
    4,959,000      Southern States Cooperative, Inc., 11.25% 5/15/2 4,959,000
                                                                   $9,934,000
                   Brewers - 0.0 %
     120,000       Cia Brasileira de Bebida, 8.75%, 9/15/13        $ 140,400
                   Distillers & Vintners - 0.4 %
EURO4,171,606      Belvedere SA, 7.692%, 4/11/14 (e)               $1,753,421
    8,112,000      CEDC Finance Corp. International, Inc., 9.125%,  8,274,240
                                                                   $10,027,661
                   Packaged Foods & Meats - 4.0 %
    6,000,000      Bertin, Ltd., 10.25%, 10/5/16 (144A)            $6,555,000
    12,305,000     Corp Pesquera Inca SAC, 9.0%, 2/10/17 (144A)     12,320,381
    7,158,000      Fabrica de Productos, 9.25%, 2/23/17 (144A)      7,263,480
    9,500,000      FAGE Dairy Industry, 9.875%, 2/1/20 (144A)       7,718,750
    2,969,595      Independencia International, 12.0%, 12/30/16 (14  712,703
    9,590,000      JBS Finance II , Ltd., 8.25%, 1/29/18            9,661,925
    20,248,000     Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)      20,906,060
    5,683,000      Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)  6,016,876
    17,006,000     Minerva Overseas II, 10.875%, 11/15/19 (144A)    18,111,390
    7,200,000      Minerva Overseas,Ltd., 9.5%, 2/1/17 (144A)       7,308,000
                                                                   $96,574,565
                   Tobacco - 0.8 %
    17,855,000     Alliance One International, Inc., 10.0%, 7/15/16$18,457,606
                   Total Food, Beverage & Tobacco                  $135,134,232
                   Household & Personal Products - 0.5 %
                   Household Products - 0.1 %
    2,415,000      Cellu Tissue Holdings, Inc., 11.5%, 6/1/14      $2,626,313
                   Personal Products - 0.4 %
    9,305,000      Revlon Consumer Products Corp., 9.75%, 11/15/15 $9,677,200
                   Total Household & Personal Products             $12,303,513
                   Health Care Equipment & Services - 2.2 %
                   Health Care Equipment - 0.6 %
    11,245,000     Accellent, Inc., 10.5%, 12/1/13                 $11,329,338
    2,871,000      Accellent, Inc., 8.375%, 2/1/17 (144A)           2,906,888
                                                                   $14,236,226
                   Health Care Facilities - 0.1 %
    1,903,000      Capella Healthcare, Inc., 9.25%,  7/1/17        $1,988,635
                   Health Care Services - 1.0 %
    6,914,000      BioScrip, Inc., 10.25%, 10/1/15                 $7,017,710
    7,125,000      Surgical Care Affiliates, 10.0%, 7/15/17 (144A)  7,142,813
    10,447,362     Surgical Care Affiliates, 8.875%, 7/15/15 (144A) 10,421,244
                                                                   $24,581,767
                   Health Care Supplies - 0.2 %
    4,275,000      Alere, Inc., 9.0%, 5/15/16                      $4,339,125
    1,165,000      Biomet, Inc., 10.375%, 10/15/17                  1,290,238
                                                                   $5,629,363
                   Managed Health Care - 0.2 %
    5,350,000      Multiplan, Inc., 10.375%, 4/15/16 (144A)        $5,885,000
                   Total Health Care Equipment & Services          $52,320,991
                   Pharmaceuticals & Biotechnology - 1.3 %
                   Biotechnology - 0.4 %
    10,302,000     Lantheus Medical Imaging, Inc., 9.75%, 5/15/17 ($10,508,040
                   Life Sciences Tools & Services - 0.8 %
    9,461,554      Catalent Pharma Solution, 9.5%, 4/15/17 (144A)  $9,437,900
    5,550,000      Inverness Medical Innovations, 7.875%, 2/1/16    5,550,000
    6,423,000      PharmaNet Development Group Inc., 10.875%, 4/15/16,390,885
                                                                   $21,378,785
                   Total Pharmaceuticals & Biotechnology           $31,886,825
                   Banks - 3.1 %
                   Diversified Banks - 2.7 %
    6,675,000      ATF Bank JSC, 9.25%, 4/12/12 (144A) (b)         $6,925,313
    3,360,000      ATF Bank, 9.0%, 5/11/16 (144A)                   3,482,069
    1,500,000      ATF Capital BV, 10.0%, 12/31/49                  1,425,000
    4,530,000      ATF Capital BV, 9.25%, 2/21/14 (144A)            4,784,133
    6,875,000      Banco de Credito del, 9.75%, 11/6/69             7,929,948
    4,284,000      Banco Industrial, 8.5%, 4/27/20                  4,391,100
    2,870,000      Banco Macro SA, 9.75%, 12/18/36                  2,583,000
    6,230,000 8.28 Banco Macro SA, Floating Rate Note, 6/7/12       4,454,450
    2,500,000      BTA Finance Luxembourg, 8.25%, 12/31/49 (e)       175,000
    3,880,000      Centercredit International, 8.625%, 1/30/14 (144 3,880,000
    10,450,000     International Finance Corp., 9.25%, 3/15/13      5,940,059
     268,495       JSC Temirbank, 14.02%, 6/30/22                    285,947
    2,750,000 9.20 Kazkommerts Finance 2 BV, Floating Rate Note, 11 2,201,100
    1,400,000      Kazkommerts International BV, 8.0%, 11/3/15      1,281,280
    10,450,000     Societe Generale, 8.75%, 10/29/49                10,841,875
    7,070,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A) (e)   3,358,250
                                                                   $63,938,524
                   Regional Banks - 0.2 %
    3,165,000 8.50 Banco Inter Peru, Floating Rate Note, 4/23/70 (1$3,297,930
    2,675,000 7.70 Wells Fargo & Co., Floating Rate Note, 12/29/49  2,741,875
                                                                   $6,039,805
                   Supernational - 0.2 %
TRY 6,430,000      Asian Development Bank, 14.0%, 8/7/12           $4,662,049
                   Total Banks                                     $74,640,378
                   Diversified Financials - 3.1 %
                   Asset Management & Custody Banks - 0.1 %
    3,320,000      Janus Capital Group, Inc., 6.95%, 6/15/17       $3,408,319
                   Consumer Finance - 0.1 %
    3,030,000      TMX Finance LLC, 13.25%, 7/15/15 (144A)         $3,226,950
                   Investment Banking & Brokerage - 0.7 %
    20,515,00 5.79 GS Capital Partners LP, Floating Rate Note, 12/2$16,453,030
                                                                   $16,453,030
                   Specialized Finance - 2.2 %
    6,360,000      Cantor Fitzgerald LP, 7.875%, 10/15/19          $6,602,659
    2,700,000      Capital One Financial Corp., 10.25%, 8/15/39     2,922,750
    2,000,000      Glencore Finance Europe, 8.0%, 2/28/49           2,005,000
    12,065,000     National Money Mart Co., 10.375%, 12/15/16       12,638,088
    19,800,000     NCO Group, Inc., 11.875%, 11/15/14               18,810,000
    9,825,000 7.68 NCO Group, Inc., Floating Rate Note, 11/15/13    8,449,500
                                                                   $51,427,997
                   Total Diversified Financials                    $74,516,296
                   Insurance - 3.9 %
                   Insurance Brokers - 1.3 %
    11,140,000     Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)    $11,418,500
    11,241,000     Hub International Holdings Co., 10.25%, 6/15/15  10,594,643
    4,300,000      Hub International Holdings Co., 9.0%, 12/15/14 ( 4,171,000
    4,841,000      USI Holdings Corp., 9.75%, 5/15/15 (144A)        4,550,540
    4,532,000 6.68 USI Holdings Corp., Floating Rate Note, 11/15/14 3,806,880
                                                                   $34,541,563
                   Life & Health Insurance - 0.2 %
    5,230,000      Prudential Financial, Inc., 8.875%, 6/15/38     $5,766,075
                   Multi-Line Insurance - 0.5 %
    3,570,000      Liberty Mutual Group, 7.0%, 3/15/37 (144A)      $2,966,784
    8,500,00010.75 Liberty Mutual Group, Floating Rate Note, 6/15/5 9,307,500
     770,531       Sul America Participacoes SA, 8.625%, 2/15/12     815,800
                                                                   $13,090,084
                   Reinsurance - 1.7 %
EURO1,375,00015.20 Atlas Reinsurance Plc, Floating Rate Note, 1/10/$1,784,446
    1,875,000 7.19 Blue Finance, Ltd., Floating Rate Note, 4/10/12  1,779,375
     250,000 14.03 Blue Finance, Ltd., Floating Rate Note, 416/12 C  262,350
    1,000,000 8.92 Caelus Re, Ltd., Floating Rate Note, 6/7/11       978,300
    2,000,000      Caelus Re II , Ltd., Floating Rate Note, 5/24/13 1,957,000
    2,550,00018.03 Carillon, Ltd., Floating Rate Note, 1/10/11      2,354,925
TRY 16,410,000     European Investment Bank, 0.0%, 3/2/15           7,375,134
    2,500,000 0.00 Foundation Re III Ltd., Floating Rate Note, 2/3/ 2,403,000 2,600,00012.03 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/ 2,330,640
     375,000 8.78 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/ 380,588 EURO1,000,000 8.56 Green Valley Ltd., Floating Rate Note, 1/10/11 ( 1,299,998
    1,135,000      Ibis Re, Ltd., 11.2775%, 5/10/12                 1,191,750
     250,000  0.00 Ibis Re II, Ltd., Floating Rate Note, 5/3/13 (14  235,000
    1,500,000 6.20 Ibis Re II, Ltd., Floating Rate Note, 5/3/13 (14 1,448,250
    1,900,000 0.00 Merna Reinurance, Ltd., Floating Rate Note, 4/8/ 1,891,830
    1,700,00013.79 Montana Re, Ltd., Floating Rate Note, 12/7/12    1,611,770
     250,000 12.00 MultiCat Mexico 2009, Floating Rate Note, 10/19/  237,025
     750,000 12.00 MultiCat Mexico 2009, Floating Rate Note, 10/19/  800,550
     250,000 10.40 MultiCat Mexico 2009, Floating Rate Note, 10/19/  249,850
     250,000 12.00 MultiCat Mexico 2009, Floating Rate Note, 10/19/  244,450
     325,000  7.20 Muteki Ltd. Cat Bond, Floating Rate Note, 5/24/1  324,188
    1,800,00012.25 Mystic Re, Floating Rate Note, 3/20/12           1,891,260
     750,000 10.53 Mystic Re, Ltd., Floating Rate Note, 6/7/11       725,700
     500,000  7.07 Nelson Re, Ltd., Floating Rate Note, 6/6/11       496,000
     435,000  7.45 Newton Re, Ltd., Cat Bond, Floating Rate Note, 1  434,913
     745,000  9.75 Newton Re, Ltd., Cat Bond, Floating Rate Note, 1  698,363
    1,900,00014.15 Residential Re, Floating Rate Note, 6/6/11       1,848,738
     750,000       Successor X, Ltd., 0.0%, 12/9/10 CATBOND          672,300
     250,000       Successor X, Ltd., 11.87982%, 4/4/13 CATBOND      217,750
    2,100,000      Successor X, Ltd., 9.87982%, 4/4/13 CATBOND      1,878,240
                                                                   $40,003,683
                   Total Insurance                                 $93,401,405
                   Real Estate - 1.0 %
                   Diversified Real Estate Activities - 0.2 %
    5,590,000      BRMalls International Finance, 9.75%, 12/31/49 P$5,883,475
                   Real Estate Operating Companies - 0.7 %
    6,750,000      Alto Palermo SA, 7.875%, 5/11/17 (144A)         $6,208,792
    4,479,421 8.47 Alto Palermo SA, Floating Rate Note, 6/11/12 (14 2,116,527
    8,405,000      IRSA Inversiones Y Rep, 8.5%, 2/2/17 (144A) (b)  7,879,688
    1,500,000      IRSA Inversiones y Rep, 11.5%, 7/20/20           1,545,000
                                                                   $17,750,007
                   Total Real Estate                               $23,633,482
                   Software & Services - 2.0 %
                   Application Software - 0.4 %
    9,840,000      Vangent Inc., 9.625%, 2/15/15                   $9,397,200
                   Data Processing & Outsourced Services - 0.4 %
    13,875,000     First Data Corp., 9.875%, 9/24/15 (b)           $11,169,375
                   Internet Software & Services - 0.3 %
    6,863,000      Terremark Worldwide, Inc., 12.0%, 6/15/17       $7,823,820
                   It Consulting & Other Services - 0.4 %
    7,920,000      Activant Solutions, Inc., 9.5%, 5/1/16          $7,682,400
    2,655,000      Sungard Data Systems, Inc., 9.125%, 8/15/13      2,714,738
                                                                   $10,397,138
                   Systems Software - 0.3 %
    10,706,974     Pegasus Solutions Inc., 13.0%, 4/15/14 (PIK)    $8,030,231
                   Total Software & Services                       $46,817,764
                   Technology Hardware & Equipment - 0.3 %
                   Electronic Equipment & Instruments - 0.2 %
    6,496,000      Da-Lite Screen Co., Inc., 12.5%, 4/1/15 (144A)  $6,528,480
                   Total Technology Hardware & Equipment           $6,528,480
                   Semiconductors - 0.4 %
                   Semiconductor Equipment - 0.4 %
    8,540,000      Aeroflex, Inc., 11.75%, 2/15/15                 $9,148,475
                   Semiconductors - 0.0 %
    1,770,000      Advanced Micro Devices, Inc., 7.75%, 8/1/20 (144$1,787,700
                   Total Semiconductors                            $10,936,175
                   Telecommunication Services - 7.4 %
                   Alternative Carriers - 1.3 %
    11,765,000     Paetec Holdings, 8.875%, 6/30/17 (144A) (b)     $12,162,069
    13,606,000     Global Crossing, Ltd., 12.0%, 9/15/15            15,102,660
    2,145,000      Global Crossing UK Finance Plc, 10.75%, 12/15/14 2,225,223
    4,500,000      Paetec Holdings, 9.5%, 7/15/15 (b)               4,500,000
                                                                   $33,989,952
                   Integrated Telecommunication Services - 3.1 %
    9,690,000      Broadview Networks Holdings, 11.375%, 9/1/12    $9,447,750
    1,360,000      Cincinnati Bell, Inc., 7.0%, 2/15/15             1,326,000
    12,067,000     Cincinnati Bell, Inc., 8.25%, 10/15/17           11,946,330
    8,378,000      Cincinnati Bell, Inc., 8.75%, 3/15/18            8,189,495
    8,702,000      GCI, Inc., 8.625%, 11/15/19                      9,006,570
    5,440,000      New Communications Holdings, Inc., 8.5%, 4/15/20 5,807,200
    12,160,000     New Communications Holdings, Inc., 8.75%, 4/15/2 13,041,600
    9,795,000      Windstream Corp., 8.125%, 9/1/18                 9,929,681
    4,830,000      Windstream Corp., 7.875%, 11/1/17                4,914,525
                                                                   $73,609,151
                   Wireless Telecommunication Services - 2.9 %
    12,100,000     Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)     $11,797,500
    6,520,000      Cricket Communications, Inc., 9.375%, 11/1/14 (b)6,740,050
    3,000,000      Digicel Group, Ltd., 10.5%, 4/15/18 (b)          3,210,000
    13,000,000     Digicel Group, Ltd., 8.25%, 9/1/17 (144A)        13,292,500
    6,650,000      MTS International Co., Ltd., 8.625%, 6/22/20 (b) 7,409,430
    5,180,000      NII Capital Corp., 10.0%, 8/15/16                5,723,900
    2,000,000      True Move Co., Ltd., 10.375%, 8/1/14 (144A)      2,025,000
    18,455,000     True Move Co., Ltd., 10.75%, 12/16/13 (144A)     18,870,238
                                                                   $69,068,618
                   Total Telecommunication Services                $176,667,721
                   Utilities - 2.9 %
                   Electric Utilities - 1.1 %
    10,585,000     CIA Transporte Energia, 8.875%, 12/15/16 (144A) $9,738,200
    10,845,000     Dubai Electric & Water Authority, 8.5%, 4/22/15  11,448,427
    1,169,634      FPL Energy National Wind, 6.125%, 3/25/19 (144A) 1,151,388
    1,074,740      FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)  1,063,993
    4,485,000      TXU Energy Co., 10.25%, 11/1/15 (b)              3,004,950
                                                                   $26,406,958
                   Gas Utilities - 0.4 %
    9,377,000      Transportadora De Gas del Sur, 7.875%, 5/14/17 ($9,189,460
                   Independent Power Producer & Energy Traders - 0.9 %
    7,170,000      Calpine Corp., 7.875%, 07/31/20                 $7,241,700
    3,990,000      Intergen NV, 9.0%, 6/30/17                       4,159,575
     794,910       Juniper Generation, 6.79%, 12/31/14 (144A)        744,449
    3,046,000      Listrindo Capital BV, 9.25%, 1/29/15 (144A)      3,347,432
    7,200,000      Star Energy Geotherm , 11.5%,  02/12/15          7,704,000
                                                                   $23,197,156
                   Multi-Utilities - 0.4 %
    2,496,000      NSG Holdings, Inc., 7.75%, 12/15/25             $2,246,400
    8,022,580      Ormat Funding Corp., 8.25%, 12/30/20             7,701,677
                                                                   $9,948,077
                   Total Utilities                                 $68,741,651
                   TOTAL CORPORATE BONDS
                   (Cost  $1,858,277,843 )
$1,805,942,731
                   FOREIGN GOVERNMENT BONDS - 1.2 %
                   Government - 1.2 %
                   Government - 1.2 %
BRL 8,200,000      Brazilian Government, 10.25%, 1/10/28           $4,725,206
ARG 15,971,000     City of Buenos Aires, 12.5%, 4/6/15 (144A)       16,769,550
BRL 2,560,000      Federal Republic of Brazil, 5.875%, 1/15/19      2,892,800
COP 6,986,000,000  Republic of Columbia, 12%, 10/22/15              4,884,634
                                                                   $29,272,190
                   TOTAL FOREIGN GOVERNMENT BONDS
                   (Cost  $26,160,522)                             $29,272,190

                   MUNICIPAL BONDS- 0.0 %
                   Commercial Services & Supplies - 0.0%
                   Environmental & Facilities Services - 0.0%
    4,400,000 7.53 Ohio Air Quality Development, Floating Rate Note$ 460,680
                   Total Commercial Services & Supplies - 0.0%     $ 460,680
                   Government - 0.0 %
                   Municipal  Airport - 0.0 %
     15,000        New Jersey Economic Development Authority Special
                   Facility Revenue, 7.0%, 11/15/30                $  15,026
                   Total Government                                $  15,026
                   TOTAL MUNICIPAL BONDS
                   (Cost  $6,654,097)                              $ 475,706
                   SENIOR FLOATING RATE LOAN INTERESTS - 6.9% **
                   Energy - 0.1 %
                   Oil & Gas Equipment & Services - 0.0 %
    1,473,188 5.50 Aquilex Holdings LLC, Term Loan, 3/11/16        $1,468,891
                   Oil & Gas Exploration & Production - 0.0 %
     604,311  4.38 Venoco, Inc., Second Lien Loan, 5/7/14          $ 547,808
                   Oil & Gas Storage & Transportation - 0.0 %
     750,000  6.75 Atlas Pipeline Partners LP, Term Loan, 7/27/14  $ 748,438
                   Total Energy                                    $2,765,137
                   Materials - 0.7 %
                   Diversified Chemical - 0.1 %
    1,640,000 7.50 Ineos U.S. Finance Corp., Term B2 Facility Loan,$1,616,767 1,640,000 8.00 Ineos U.S. Finance Corp., Term C2 Facility Loan, 1,616,767
                                                                   $3,233,534
                   Paper Products - 0.3 %
    6,380,000      Exopack Holding Corp., Term Loan, 7/12/18       $6,252,400
                   Steel - 0.2 %
    7,608,62010.50 Niagara Corp., Term Loan (New), 6/29/14         $6,999,931
                   Total Materials                                 $16,485,865
                   Capital Goods - 0.5 %
                   Aerospace & Defense - 0.3 %
    3,214,909 4.23 DAE Aviation Holdings, Tranche B1 Term Loan, 7/3$2,917,530
     495,978  3.79 Hunter Defense Technology, Term Loan, 8/22/14     464,980
    3,121,102 4.23 Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/ 2,832,401
     548,838  5.50 Tasc, Inc., Tranche A Term Loan, 12/18/14         550,439
     404,218  5.75 Tasc, Inc., Tranche B Term Loan, 12/18/15         405,650
                                                                   $7,171,000
                   Construction & Engineering - 0.0 %
     790,000  6.25 Goodman Global Holding, Inc., Term Loan, 2/13/14$ 793,456
                   Construction & Farm Machinery & Heavy Trucks - 0.0 %
    1,100,114 6.54 Oshkosh Corp., Term B Loan, 12/6/13             $1,105,285
                   Electrical Component & Equipment - 0.0 %
     897,750  5.76 Scotsman Industries, Inc., Term Loan, 4/30/16   $ 895,506
                   Industrial Machinery - 0.1 %
EURO1,461,500 6.25 SIG Holding AG EL, European Term Loan, 11/5/15  $1,888,691
                   Total Capital Goods                             $11,853,938
                   Commercial Services & Supplies - 0.1 %
                   Diversified Support Services - 0.0 %
     358,133  4.04 Rental Service Corp., Initial Term Loan (Second $ 340,115
                   Environmental & Facilities Services - 0.0 %
     457,700  6.00 Advanced Disposal Services, Inc., Term B Loan, 1$ 459,416
     643,639  2.53 Brickman Holdings, Tranche B Term Loan, 1/23/14   605,022
                                                                   $1,064,438
                   Total Commercial Services & Supplies            $1,404,553
                   Transportation - 0.1 %
                   Logistics - 0.1 %
     508,620  3.53 Ceva Group Plc, Additional Pre Funded Term Loan,$ 447,162
    1,100,297 3.32 Ceva Group PLC, EGL Term Loan, 11/4/13            973,763
    1,122,510 3.32 Ceva Group Plc, U.S. Term Loan, 11/4/13           993,422
                                                                   $2,414,347
                   Total Transportation                            $2,414,347
                   Automobiles & Components - 0.2 %
                   Auto Parts & Equipment - 0.2 %
    2,097,493 3.10 Allison Transmission, Inc., Term Loan, 8/7/14   $1,963,996
     286,427  2.29 Federal Mogul Corp., Tranche C Term Loan, 12/28/  256,409
     561,398  2.29 Federal Mogul Corp., Tranche B Term Loan, 12/29/  502,552
    1,515,81310.50 HHI Holdings LLC, Term Loan, 3/11/15             1,527,181
                                                                   $4,250,138
                   Total Automobiles & Components                  $4,250,138
                   Consumer Durables & Apparel - 0.0 %
                   Apparel, Accessories & Luxury Goods - 0.0 %
     544,127  4.75 Phillips-Van Heusen Corp., U.S. Tranche B Term L$ 547,383
                   Total Consumer Durables & Apparel               $ 547,383
                   Consumer Services - 0.3 %
                   Casinos & Gaming - 0.3 %
     990,170 3.05 Gateway Casinos & Entertainment, Delayed Draw Te$ 962,941 4,888,655 3.05 Gateway Casinos & Entertainment, Term Advance Lo 4,754,217 5,590,000 6.03 Gateway Casinos & Entertainment, 2nd Lien Advanc 1,050,453
                                                                   $6,767,611
                   Education Services - 0.0 %
     787,974  3.03 Cengage Learning Acquisitions Inc., Term Loan, L$ 699,059
                   Total Consumer Services                         $7,466,670
                   Media - 1.0 %
                   Cable & Satellite - 0.4 %
    1,206,194 3.79 Charter Communications, Inc., Term C Loan, 9/6/1$1,152,993
     178,429 2.32 Charter Communications, Inc., Term B-1 Loan, 3/6 169,698 1,000,000 3.04 Charter Communications, Inc., Incremental Loan ( 917,750
    1,069,500 2.60 Knology, , Inc., Term Loan, 6/30/12              1,024,046
    5,303,126 6.88 WideOpenWest LLC, 1st Lien Term Loan, 6/30/14    5,236,837
                                                                   $8,501,324
                   Publishing - 0.6 %
    12,500,00 0.00 Interactive Data Corp., Bridge Loan, 3/5/11     $12,500,000
    4,010,000 0.00 Interactive Data Corp., Term Loan, 11/03/16      4,008,330
                                                                   $16,508,330
                   Total Media                                     $25,009,654
                   Household & Personal Products - 0.1 %
                   Household Products - 0.0 %
    1,200,000 5.75 Reynolds Group Holdings, Inc., Incremental US, 5$1,196,250
                   Personal Products - 0.1 %
    1,526,175 6.00 Revlon Consumer Products Corp., Term Loan, 8/15/$1,500,421
                   Total Household & Personal Products             $2,696,671
                   Health Care Equipment & Services - 0.7 %
                   Health Care Facilities - 0.1 %
    2,992,500 6.50 Ardent Health Services LLC, Term Loan, 7/19/15  $2,919,559
                   Health Care Services - 0.4 %
    1,550,000 0.00 inVentiv Health Inc., Term Loan B, 8/4/16       $1,526,750
    4,987,500 7.25 Prime Healthcare Services, Inc., Term B Loan, 4/24,788,000
     846,316  6.00 RehabCare Group, Inc., Term B Loan, 11/1/15       841,153
     671,625  7.00 Rural/Metro Operating Co. LLC, Term Loan, 12/7/1  672,465
                                                                   $7,828,368
                   Health Care Supplies - 0.1 %
    4,710,000 4.60 IM U.S. Holding LLC, Term Loan, 6/26/15         $4,567,228
                   Total Health Care Equipment & Services          $15,315,155
                   Pharmaceuticals & Biotechnology - 0.3 %
                   Biotechnology - 0.3 %
     169,230  6.50 Harvard Drug Group, Delayed Draw Term Loan, 4/8/$ 162,460
    1,230,769 6.50 Harvard Drug Group, Term Loan, 4/8/16            1,181,538
    2,482,509 5.50 Warner Chilcott Corp., Term A Loan, 10/30/14     2,483,441
    1,216,124 5.75 Warner Chilcott Corp., Term B-3 Loan, 4/30/15    1,217,705
    1,169,727 5.75 Warner Chilcott Corp., Term B-1 Loan, 4/30/15    1,170,658
    1,947,808 5.75 Warner Chilcott Corp., Term B-2 Loan, 4/30/15    1,949,358
                                                                   $8,165,160
                   Total Pharmaceuticals & Biotechnology           $8,165,160
                   Diversified Financials - 0.2 %
                   Specialized Financials - 0.1 %
    3,390,408 3.53 Ace Cash Express, Term Loan, 10/5/13            $2,949,655
     981,167  7.50 NCO Financial Systems, Term B Advance, 5/15/13    956,638
                                                                   $3,906,293
                   Total Diversified Financials                    $3,906,293
                   Insurance - 1.0 %
                   Insurance Brokers - 0.6 %
    2,821,380 3.53 Alliant Holdings I, Inc., Term Loan, 8/21/14    $2,659,151
    5,607,738 6.75 HUB International Holdings, Inc., Additional Ter 5,423,150
     751,104 3.03 HUB International Holdings, Delayed Draw Term Lo 686,359 3,341,520 3.03 HUB International Holdings, Initial Term Loan, 6 3,053,481
     593,877  3.29 USI Holdings Corp., Tranche B Term Loan, 5/5/14   543,027
    2,868,325 7.00 USI Holdings Corp., Series C New Term Loan 5/5/1 2,775,104
                                                                   $15,140,272
                   Multi-Line Insurance - 0.4 %
    4,409,765 3.04 AmWins Group, Inc., Initial Term Loan, 6/8/13   $4,081,678
    6,750,000 6.04 AmWins Group, Inc., Initial Term Loan (Second Li 5,737,500
                                                                   $9,819,178
                   Total Insurance                                 $24,959,450
                   Real Estate - 0.1 %
                   Real Estate Development - 0.1 %
    1,296,750 7.50 Ozburn-Hessey Logistics Holding Co., Term Loan ($1,303,234
                   Total Real Estate                               $1,303,234
                   Software & Services - 0.6 %
                   Internet Software & Services - 0.3 %
    8,360,000 0.00 SAVVIS, Inc., Term Loan, 8/4/16                 $8,109,200
                   Systems Software - 0.3 %
    2,973,750 8.50 Allen Systems Group, Inc., Term Loan (First Lien$2,971,891
     790,000 5.25 Dealer Computer Services, Inc., Term Loan, 4/21/ 783,334 2,745,000 6.75 Telcordia Technologies, Inc., Term Loan, 4/9/16 2,734,569
                                                                   $6,489,794
                   Total Software & Services                       $14,598,994
                   Technology Hardware & Equipment - 0.2 %
                   Electronic Equipment & Instruments - 0.2 %
    5,219,910 4.57 Scitor Corp., Term Loan, 9/26/14                $5,128,562
                   Total Technology Hardware & Equipment           $5,128,562
                   Telecommunication Services - 0.4 %
                   Integrated Telecommunication Services - 0.3 %
     731,815  3.32 Telesat Canada, Inc., U.S. Term II Loan, 10/31/1$ 709,861
    8,520,299 3.32 Telesat Canada, Inc., U.S. Term I Loan, 10/31/14 8,264,690
                                                                   $8,974,551
                   Total Telecommunication Services                $8,974,551
                   Utilities - 0.3 %
                   Electric Utilities - 0.3 %
    1,483,788 3.85 Texas Competitive Electric Holdings, Inc., Delay$1,148,876 7,722,504 3.97 Texas Competitive Electric Holdings, Inc., Initi 6,011,143
                                                                   $7,160,019
                   Total Utilities                                 $7,160,019
                   TOTAL SENIOR FLOATING RATE LOAN INTERESTS
                   (Cost  $172,216,041)                            $164,405,774

                   RIGHTS/WARRANTS - 0.0 %
                   Energy - 0.0 %
                   Oil & Gas Exploration & Production - 0.0 %
    11,303,000     Norse Energy Corp. ASA *                        $ 615,358
    1,130,300      Penoro Energy ASA-CW11 *                          186,472
                                                                   $ 801,830
                   Total Energy                                    $ 801,830
                   TOTAL RIGHTS/WARRANTS
                   (Cost  $1,460,198)                              $ 801,830

                   Temporary Cash Investments - 6.0 %
                   Repurchase Agreement - 4.1 %
    22,000,000    Bank of America, Inc., 0.21%, dated 7/30/10,
                  repurchase price of $22,000,000
                   plus accrued interest on 8/2/10 collateralized by $22,420,190 Federal National Mortgage
                   Association, 1.0-1.75%, 4/4/12-1/21/14          $22,000,000

    3,000,000      Barclays Plc, 0.20%, dated 7/30/10, repurchase p
                   plus accrued interest on 8/2/10 collateralized by the
following:
                   $1,190,456 Federal National Mortgage Association, 4.0-6.5%,
12/1/24-8/1/47
                   $709,292 Federal National Mortgage Association (ARM),
                   2.929-5.138%, 8/1/33-2/1/38
                   $921,609 Freddie Mac Giant, 4.5-6.5%, 12/1/35-8/1/40
                   $238,643 Federal Home Loan Mortgage Corp., 6.017%3,000,000

    3,000,000      Barclays Plc, 0.20%, dated 7/30/10, repurchase price of
$3,000,000
                   plus accrued interest on 8/2/10 collateralized by $3,060,009
U.S. Treasury Notes,
                   4.25%, 11/15/17                                  3,000,000

    15,000,000     BNP Paribas SA, 0.21%, dated 7/30/10, repurchase
                   plus accrued interest on 8/2/10 collateralized by the
following:
                   $9,295,282 Federal National Mortgage Association
                   (ARM), 1.452-6.034%, 6/1/19-8/1/42
                   $5,734,810 Federal Home Loan Mortgage Corp., 2.416-6.858%,
6/1/24-6/1/40
                   $269,907 Freddie Mac Giant, 4.0%, 1/20/40        15,000,000

    3,000,000      Deutsche Bank Securities, Inc., 0.20%, dated 7/3
                   plus accrued interest on 8/2/10 collateralized by the
following:
                   $3,060,009 U.S. Treasury Notes, 3.5%, 5/15/20    3,000,000

    17,000,000     Deutsche Bank Securities, Inc., 0.20%, dated 7/3
                   plus accrued interest on 8/2/10 collateralized by the
following:
                   $8,868,150 Freddie Mac Giant, 7.0%, 8/31/38
                   $8,471,850 Federal National Mortgage Association,17,000,000

    15,000,000     JPMorgan Securities, Inc., 0.20%, dated 7/30/10,
                   plus accrued interest on 8/2/10 collateralized by $15,300,174 Freddie Mac Giant, 4.0-8.5%, 1/1/12-515,000,000

    19,000,000     SG Americas Securities LLC, 0.21%, dated 7/30/10, repurchase price of $19,000,000
                     plus accrued interest on 8/2/10 collateralized by the following:
                   $3,340,387 Federal National Mortgage Association, 4.5%,
3/1/40
                   $11,705,816 Federal Home Loan Mortgage Corp.,
                   2.836-6.115%, 5/1/35-8/1/37
                   $4,335,370 Freddie Mac Giant, 3.401%, 6/1/40     19,000,000
                   Total Repurchase Agreements
                   (Cost $97,000,000)                              $97,000,000

                   Securities Lending Collateral  - 1.9 % (c )
                   Certificates of Deposit:
    1,267,764      Bank of Nova Scotia, 0.47%, 9/7/10              $1,267,764
    1,267,764      BBVA Group NY,  0.55%, 8/16/10                   1,267,764
    887,435        BBVA Group NY, 0.53%, 7/26/11                     887,435
    1,394,542      CBA, 0.56%, 1/3/11                               1,394,542
    760,659        DNB Nor Bank ASA NY, 0.48%, 8/26/10               760,659
    1,267,764      Nordea NY,  0.5%, 12/10/10                       1,267,764
    1,267,764      Royal Bank of Canada NY, 0.34%, 1/21/11          1,267,764
                                                                   $8,113,692
                   Commercial Paper:
    507,106        American Honda Finance, 0.37%, 4/15/11            507,106
    760,659        American Honda Finance, 0.37%, 5/4/11             760,659
    167,708        Caterpillar Financial Services Corp., 0.55%, 8/20 167,708
    1,013,913      CHARFD, 0.34%, 8/23/10                           1,013,913
    253,349        CHARFD, 0.56%, 10/15/10                           253,349
    506,668        CLIPPR, 0.62%, 10/8/10                            506,668
    760,354        CLIPPR, 0.39%, 9/1/10                             760,354
    1,145,555      CME, 1.00%, 8/6/10                               1,145,555
    527,881        FAIRPP, 0.28%, 8/16/10                            527,881
    633,615        FASCO, 0.28%, 9/2/10                              633,615
    582,880        FASCO, 0.46%, 9/9/10                              582,880
    1,267,979      Federal Home Loan Bank, 0.37%, 6/1/11            1,267,979
    633,826        GE Corp., 0.54%, 1/26/11                          633,826
    126,677        General Electric Capital Corp., 0.33%, 6/6/11     126,677
    137,228        General Electric Capital Corp., 0.61%, 10/21/10   137,228
    138,180        General Electric Capital Corp., 0.59%, 10/6/10    138,180
    380,358        General Electric Capital Corp., 0.64%, 8/20/10    380,358
    1,071,789      JPMorgan Chase & Co., 0.85%, 9/24/10             1,071,789
    633,823        OLDLLC, 0.45%, 8/12/10                            633,823
    599,598        OLDLLC, 0.38%, 8/16/10                            599,598
    633,807        PARFIN, 0.55%, 8/11/10                            633,807
    1,267,682      RANGER, 0.45%, 8/9/10                            1,267,682
    760,357        SANTANDER, 0.53%, 8/23/10                         760,357
    1,901,602      SOCNAM, 0.49%, 8/3/10                            1,901,602
    253,357        SRCPP, 0.46%, 10/12/10                            253,357
    1,013,924      SRCPP, 0.5%, 8/30/10                             1,013,924
    380,082        STRAIT, 0.45%, 10/4/10                            380,082
    889,827        STRAIT, 0.3%, 8/23/10                             889,827
    611,813        TBLLC, 0.28%, 8/9/10                              611,813
    633,394        TBLLC, 0.26%, 10/12/10                            633,394
    1,267,764      Toyota Motor Credit Corp., 0.34%, 1/10/11        1,267,764
    1,266,704      VARFUN, 0.34%, 10/25/10                          1,266,704
    760,698        Wachovia Corp., 0.63%, 3/22/11                    760,698
    1,267,764      Westpac, 0.5%, 7/29/11                           1,267,764
    507,037        WFC, 0.6%, 12/2/10                                507,037
                                                                   $25,264,958

                   Tri-party Repurchase Agreements:
    2,242,700      Barclays Capital Markets, 0.21%, 8/2/10         $2,242,700
    1,901,646      Deutsche Bank Securities, Inc., 0.20%, 8/2/10    1,901,646
    3,803,293      RBS Securities, Inc., 0.21%, 8/2/10              3,803,293
                                                                   $7,947,639
     Shares
                   Money Market Mutual Funds
    1,901,646      Blackrock Liquidity Temporary Cash Fund         $1,901,646
    1,901,646      Dreyfus Preferred Money Market Fund              1,901,646
                                                                   $3,803,292
                   Total Securities Lending Collateral
                   (Cost $45,129,581)                              $45,129,581
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost  $142,129,581)                            $142,129,581
                   TOTAL INVESTMENT IN SECURITIES - 102.0 %
                   (Cost  $2,489,047,489) (a)
$2,432,265,842
                   OTHER ASSETS AND LIABILITIES - (2.0) %          $(47,006,848)
                   TOTAL NET ASSETS - 100.0 %
$2,385,258,994

        *          Non-income producing security.


      (PIK)        Represents a pay in kind security.

       ** Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
                   Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

     (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2010, the value of these securities amounted to $760,489,240 or 31.9% of total net assets.

       (a) At July 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of
$2,497,571,914
                   was as follows:

                   Aggregate gross unrealized gain for all investments in which there is an excess of value over tax co$94,783,689

                   Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over valu(160,089,761)

                   Net unrealized loss                             $(65,306,072)

       (b)         At July 31, 2010, the following securities were out on loan:

    Principal
    Amount ($)     Security                                           Value
    1,475,000      Alliance One International, Inc., 5.5%, 7/15/14 $1,500,506
    1,000,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)              1,067,750
    4,500,000      Bumi Capital Pte., Ltd., 12%, 11/10/16           4,743,752
    1,190,000      BWAY Holding Co., 10.0%, 6/15/18 (144A)          1,275,944
    9,000,000      C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A)  8,550,000
    6,025,000      Corp GEO SAB de CV, 9.25%, 6/30/20               6,568,503
    6,454,000      Cricket Communications, Inc., 9.375%, 11/1/14    6,821,407
     950,000       Digicel Group, Ltd., 10.5%, 4/15/18              1,051,966
    12,416,000     First Data Corp., 9.875%, 9/24/15                7,873,373
    1,000,000      Goodyear Tire & Rubber Co., 10.5%, 5/15/16       1,141,875
    1,187,000      Hercules Offshore, Inc., 10.5%, 10/15/17          152,484
    4,059,000      Hexion U.S. Finance Corp., Hexion Nova Scotia Fin4,126,229
    1,450,000      International Coal Group, Inc., 9.125%, 4/1/18   1,551,419
     500,000       IRSA Inversiones Y Rep., 8.5%, 2/2/17 (144A)      475,597
    1,400,000      Lear Corp., 8.125%,  3/15/20                     1,495,180
    6,580,000      MTS International Co., Ltd., 8.625%, 6/22/20     7,391,340
    2,232,000      Nova Chemicals Corp., 8.625%  11/1/19            2,363,293
    2,252,000      Paetec Holdings, 9.5%, 7/15/15                   2,260,913
    1,450,000      Paetec Holdings, 8.875%, 6/30/17 (144A)          1,509,662
     570,000       Petroplus Finance, Ltd., 0.7%, 5/1/17 (144A)      497,214
    3,620,000      Petroplus Finance, Ltd., 9.37%, 9/15/19 (144A)   3,385,265
     569,000       Plains Exploration & Production Co., 10.0%, 3/1/1 649,450
     561,000       Quicksilver Resources, Inc., 9.125%, 8/15/19      634,953
    1,228,000      Sino-Forest Corp., 10.25%, 7/28/14 (144A)        1,351,849
     710,000       Sonic Automotive, Inc., 9.0%, 3/15/18             729,525
    4,370,000      TXU Energy Co., 10.25%, 11/1/15                  3,038,636
    4,180,000      Univision Communications, 9.75%, 3/15/15 (144A) (3,930,508
    1,900,000      Yankee Acquisition Corp., 8.5%, 2/15/15          2,031,020
    5,810,000      Yankee Acquisition Corp., 9.75%, 2/15/17         6,302,037
     Shares
     52,700        Georgia Gulf Corp. *                              808,945
     119,200       Vale SA (A.D.R.)                                 2,888,216

                   Total                                           $88,168,813

       (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

       (d)         Debt obligation with a variable interest rate.
                   Rate shown is rate at period end.

       (e)         Security is in default and is non-income producing.

      NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

             NOK   Norwegian Krone
             EURO  Euro
             BRL   Brazilian Real
             COP   Columbian Peso
             ARG   Argentina
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                      Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                     Level 1 - quoted prices in active markets for identical securities
                     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
prepayment speeds,
                          credit risk, etc.)
                   Level 3 - significant unobservable inputs (including the
Fund's
                          own assumptions in determining fair value of
investments)

                      The following is a summary of the inputs used as of July
                      31, 2010, in valuing the Fund's assets:

                              Level 1      Level 2    Level 3       Total
Convertible Corporate            $0     $123,828,559     $0      $123,828,559
Preferred Stocks            6,200,800       0           0           6,200,800
Common Stocks               26,980,091     303,329   1,426,622     28,710,042
Rights/Warrants              801,830        0           0             801,830
Asset Backed Securities           0     89,020,529      0          89,020,529
Collateralized Mortgag            0      41,478,100      0         41,478,100
Corporate Bonds                   0    1,797,451,820 8,490,911   1,805,942,931
Foreign Government Bonds          0      29,272,790      0          29,272,190
Municipal Bonds                   0        15,626      460,680       475,706
Senior Floating Rate Loans        0     157,405,843  6,999,931     164,405,774
Temporary Cash Investments        0      138,326,289      0       138,326,289
Money Market Mutual Funds    3,803,292        0           0          3,803,292
Total                     $37,786,013 $2,377,562,365 $16,917,464 $2,432,265,842

Other Financial Instruments      $0   $(13,165)          $0        $(13,165)

                      Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                             Floating
                                  Common    Rate Loan  Corporate Municipal
                                  Stocks   Interests   Bonds     Bonds
Balance as of 10/30/09             $0       $561,000       $0     $0
Realized gain (loss)                0            0          0      0
Change in unrealized app(dep)       0            0        0        0
Net purchases (sales)            1,426,622  6,438,931  8,030,231   0
Transfers in and out of level 3     0            0          0    460,680
Balance as of 7/31/10           $1,426,622 $6,999,931 $8,030,231 $460,680



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.